American Express Money Market Account is a cash management service offered by The Reserve Funds through American Enterprise Investment Services Inc., a subsidiary of American Express Financial Corporation. Shares offered are shares of The Reserve Funds.

American Enterprise Investment Services Inc.
A subsidiary of American Express Financial Corporation

IDS Tower 10
Minneapolis, MN 55440
www.americanexpress.com

(Copyright) 1998 American Express Financial Corporation
All rights reserved.

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor -- Reserv partners, Inc.

AMEX/ANNUAL 07/99

                                AMERICAN EXPRESS
                             MONEY MARKET ACCOUNTS

                                   OFFERED BY
                                THE RESERVE FUNDS

                                  PRIMARY FUND
                              U.S. GOVERNMENT FUND
                               U.S. TREASURY FUND

                           INTERSTATE TAX-EXEMPT FUND

                          CONNECTICUT TAX-EXEMPT FUND
                            FLORIDA TAX-EXEMPT FUND
                        MASSACHUSETTS TAX-EXEMPT FUND
                            MICHIGAN TAX-EXEMPT FUND
                           NEW JERSEY TAX-EXEMPT FUND
                            NEW YORK TAX-EXEMPT FUND
                              OHIO TAX-EXEMPT FUND
                          PENNSYLVANIA TAX-EXEMPT FUND

                                 ANNUAL REPORT
                                  May 31, 1999

                                    [LOGO]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and the Board of Trustees of The Reserve Fund, Reserve New York Tax-Exempt Trust and Reserve Tax-Exempt Trust:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of net assets, operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of The Reserve Funds--Primary, U.S. Government and U.S Treasury Funds (three of four series constituting the Reserve Fund), Reserve New York Tax-Exempt Trust--New York Tax-Exempt Fund and the Reserve Tax-Exempt Trust--Connecticut, Florida, Interstate, Massachusetts, Michigan, New Jersey, Ohio and Pennsylvania Tax-Exempt Funds (the "Trust") at May 31, 1999, and the results of their operations for the year then ended, the changes in their net assets for the periods presented, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                           PricewaterhouseCoopers LLP

New York, New York
July 23, 1999

                         THE RESERVE FUND--PRIMARY FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1999

 PRINCIPAL                                                                                                        VALUE
   AMOUNT      NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- 62.7%                                                 (NOTE 1)
------------   ------------------------------------------------                                               ------------
               DOMESTIC -- 15.6%
$100,000,000   BankBoston, NA, 4.89%, 7/27/99.............................................................    $  100,000,000
 100,000,000   Bankers Trust Co., NY, 4.92%, 6/30/99......................................................       100,000,597
 150,000,000   Morgan Guaranty Trust Co., N.Y., 4.88%, 7/12/99............................................       150,000,000
 100,000,000   PNC Bank N.A., 4.79%, 7/27/99 (a)..........................................................        99,988,961
  70,000,000   South Trust Bank of Alabama NA, 4.88%, 7/26/99.............................................        70,000,000
                                                                                                              --------------
                                                                                                                 519,989,558
                                                                                                              --------------
               EURO -- 24.5%
 150,000,000   Abbey National PLC, 4.90%, 7/7/99..........................................................       150,000,989
  86,000,000   Credit Agricole Indosuez, 4.89%, 7/12/99...................................................        86,000,000
  86,000,000   Dresdner Bank, 4.85%, 6/21/99..............................................................        86,000,000
  45,000,000   Int'l Nederlanden ING Bank, 4.93%, 6/30/99.................................................        44,999,693
 150,000,000   Nat'l Westminster Bank PLC, 4.98%, 9/2/99*.................................................       150,000,000
 150,000,000   Norddeutsche Landesbank, Girozentrale, 4.88%, 8/16/99......................................       150,001,564
 150,000,000   Svenska Handelsbanken, 4.87%, 6/8/99.......................................................       150,000,144
                                                                                                              --------------
                                                                                                                 817,002,390
                                                                                                              --------------

               YANKEES -- 22.6%
 107,000,000   Banque Nationale de Paris, 4.89%, 6/7/99...................................................       107,000,000
  43,000,000   Banque Nationale de Paris, 4.95%, 8/27/99..................................................        43,000,000
 150,000,000   BHF Bank AG, 4.86%, 6/18/99................................................................       150,000,000
 150,000,000   Canadian Imperial Bank of Commerce, 4.82%, 6/28/99.........................................       150,000,000
 150,000,000   Lloyds Bank PLC, 4.90%, 7/26/99............................................................       150,000,000
 150,000,000   Westdeutsche Landesbank Girozentrale, 4.88%, 6/16/99.......................................       150,000,000
                                                                                                              --------------
                                                                                                                 750,000,000
                                                                                                              --------------
               Total Negotiable Bank Certificates of Deposit (Cost $2,086,991,948)........................     2,086,991,948
                                                                                                              --------------

               COLLATERALIZED PROMISSORY NOTES--5.6% (B)
  36,000,000   ABN/AMRO, 4.82%, 7/19/99...................................................................        35,768,400
 150,000,000   Societe Generale North America, Inc., 4.83%, 6/9/99........................................       149,838,833
                                                                                                              --------------
               Total Collateralized Promissory Notes (Cost $185,607,233)..................................       185,607,233
                                                                                                              --------------

               REPURCHASE AGREEMENTS--34.0%
 608,000,000   Bear, Stearns & Co. Inc., 4.90%, 6/1/99 (collateralized by FGPC 6.5% to 7.5% due 8/1/09 to
               9/1/28 valued at $37,121,128, FGSI 0% due 1/1/29 valued at $329,392, FNMS 6.0% to 9.0% due
               7/1/04 to 2/1/29 valued at $299,653,900 and GNMA, 6.0% to 8.5%, due 4/1/09 to 5/15/29
               valued at $292,138,983)....................................................................       608,000,000
 525,000,000   Salomon Smith Barney, 4.90%, 6/1/99 (collateralized by FNMA 5.5% to 8.07% due 2/1/04 to
               5/1/29 valued at $402,133,889 and FMAC 5.50% - 8.07%, due 2/1/04 to 3/1/33 valued at
               $139,705,433)..............................................................................       525,000,000
                                                                                                              --------------
               Total Repurchase Agreements (Cost $1,133,000,000)..........................................     1,133,000,000
                                                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND--PRIMARY FUND

 PRINCIPAL                                                                                                        VALUE
   AMOUNT      TAXABLE MUNICIPAL BONDS -- 1.9% (A) (NOTE 1)                                                     (NOTE 1)
------------   --------------------------------------------      --------------
$ 39,400,000   Florida Housing Finance Agency Housing Revenue Bonds 1993 Series A (LOC UBS AG), 4.88%,
               1/1/34.....................................................................................    $   39,400,000
  25,100,000   Illinois Student Assistance, 4.85% (LOC Sallie Mae), 12/1/22...............................        25,100,000
                                                                                                              --------------
               Total Taxable Municipal Bonds (Cost $64,500,000)...........................................        64,500,000
                                                                                                              --------------
               TOTAL INVESTMENTS (COST $3,470,099,181)......................................    104.2%         3,470,099,181
               LIABILITIES, LESS OTHER ASSETS...............................................    (4.2)           (140,036,090)
                                                                                                ------         -------------
               NET ASSETS...................................................................    100.0%         $3,330,063,091
                                                                                                ------         --------------
                                                                                                ------         --------------
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON
               3,330,063,091 SHARES OF BENEFICIAL INTEREST $.001 PAR VALUE OUTSTANDING.....................            $ 1.00
       ------
       ------

---------------

(a) The interest rates, as reported May 31, 1999, are subject to change periodically. Securities are payable on demand and are collateralized by letters of credit, other bank credit agreements or financial guaranty assurance agencies.

(b) Collateralized by bank letters of credit.

* Represents when-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND--U.S. GOVERNMENT FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1999

 PRINCIPAL                                                                                                            VALUE
   AMOUNT      REPURCHASE AGREEMENTS -- 99.7%                                                                       (NOTE 1)
------------   ------------------------------    ------------
$224,000,000   Bear, Stearns & Co. Inc., 4.88%, 6/1/99 (collateralized by GNMA, 4.50%--7.00%, due from
               12/15/08 to 4/15/29 valued at $231,821,502)....................................................     $224,000,000
 177,000,000   DLJ Securities Corporation, 4.875%, 6/1/99 (collateralized by GNMA, 5.00%--9.30%, due from
               3/15/01 to 5/15/34 valued at $182,310,504).....................................................      177,000,000
 213,000,000   Salomon Smith Barney, 4.90%, 6/1/99 (collateralized by GNMA, 6.00%--8.00%, due from 1/20/26 to
               1/15/29 value at $219,390,000).................................................................      213,000,000
 100,000,000   Lehman Brothers, 4.84%, 6/1/99 (collateralized by GNMA, 6.00%--10.50% due from 1/20/16 to
               3/15/29 valued at $102,988,383)                                                                      100,000,000
                                                                                                                   ------------
               TOTAL REPURCHASE AGREEMENTS (COST $714,000,000)....................................       99.7%      714,000,000
               OTHER ASSETS, LESS LIABILITIES.....................................................         .3         2,193,928
                                                                                                       ------      ------------
               NET ASSETS.........................................................................      100.0%     $716,193,928
                                                                                                       ------      ------------
                                                                                                       ------      ------------
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICES PER SHARE BASED ON 716,193,928
               SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING......................................           $1.00
           ------
         ------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      THE RESERVE FUND--U.S. TREASURY FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1999

 PRINCIPAL                                                                                                            VALUE
   AMOUNT      U.S. TREASURY BILLS -- 99.0%                                                                         (NOTE 1)
------------   ----------------------------                                         ------------
$ 28,500,000   4.30%-4.37%, 6/3/99............................................................................     $ 28,493,087
  33,700,000   4.32%-4.49%, 6/10/99...........................................................................       33,662,516
  25,200,000   4.445%-4.48%, 6/24/99..........................................................................       25,127,936
  38,500,000   4.315%-4.48%, 8/5/99...........................................................................       38,197,597
  22,500,000   4.455%-4.475%, 8/12/99.........................................................................       22,298,725
  37,000,000   4.41%-4.485%, 8/19/99..........................................................................       36,636,830
  38,000,000   4.515%, 8/26/99................................................................................       37,590,138
  36,700,000   4.29%-4.36%, 9/2/99............................................................................       36,291,141
  22,000,000   4.48%-4.51%, 9/9/99............................................................................       21,726,139
   4,000,000   4.48%-4.56%, 9/16/99...........................................................................        3,946,381
                                                                                                                   ------------
               TOTAL U.S. TREASURY BILLS (COST $283,970,490)......................................       99.0%     $283,970,490
               OTHER ASSETS, LESS LIABILITIES.....................................................        1.0         2,731,575
                                                                                                       ------      ------------
               NET ASSETS.........................................................................      100.0%     $286,702,065
                                                                                                       ------      ------------
                                                                                                       ------      ------------
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICES PER SHARE BASED ON 286,702,065 SHARES OF
                 BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING.............................................            $1.00
  -----
  -----

        GLOSSARY

FGPC    -- FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates
FGSI    -- Freddie MAC Gold Strip Interest Portion
FNMS    -- FNMA Mortgage-Backed Pass-Through Securities
FNMA    -- Federal National Mortgage Association
FHLMC   -- Federal Home Loan Mortgage Corporation
GNMA    -- Government National Mortgage Association

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1999

 PRINCIPAL                     VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS -- 99.7%                            (NOTE 1)
------------  -------------------------------                                                                       ------------
              ARIZONA -- 5.8%
   $ 900,000  Apache County IDA for Tucson Electric Power Company Series 83A, 3.25%, 12/15/18 (a)..............      $    900,000
     500,000  Apache County IDA for Tucson Electric Power Company Series 83B, 3.40%, 12/15/18 (a)..............           500,000
   1,100,000  Arizona HFA for Pooled Loan Program, 3.40%, 10/1/15 (a)..........................................         1,100,000
     550,000  Avondale IDA for National Health INVS, 3.30%, 12/1/14 (a)........................................           550,000
   1,985,000  Maricopa IDA for Orangewood CCRC Project, 3.35%, 2/1/29 (a)......................................         1,985,000
   2,300,000  Maricopa Pollution Control for Arizona Public Serv. Co., Series A, 3.30%, 5/1/29 (a).............         2,300,000
   3,500,000  Pima County IDA PCR for Tucson Electric Project, 3.25%, 12/1/22 (a)..............................         3,500,000
   4,100,000  Pima County IDA PCR for Tucson Electric Project, 3.40%, 10/1/22 (a)..............................         4,100,000
   2,225,000  Yavapai IDA for Regional Medical Center, Series B, 3.25%, 12/1/26 (a)............................         2,225,000
                                                                                                                     ------------
                                                                                                                       17,160,000
                                                                                                                     ------------
              CALIFORNIA -- .8%
   2,000,000  California School District Cash Reserves Program GOB, 4.50%, 7/2/99..............................         2,001,243
     500,000  Irvine Ranch IMPT BD ACT 1915 Assessment DIST 85-7-I, 3.00%, 9/2/11 (a)..........................           500,000
                                                                                                                     ------------
              2,501,243
                                                                                                                     ------------
              COLORADO -- 1.4%
   4,000,000  Colorado HFA for North Colorado Medical Center, 3.20%, 5/15/20 (a)...............................         4,000,000
                                                                                                                     ------------
              CONNECTICUT -- .9%
     500,000  Connecticut HEF for Yale University Series T-1, 3.25%, 7/1/29 (a)................................           500,000
   2,000,000  Connecticut Special Tax Transportation Infrastructure Second Lien Revenue Bonds, 3.20%,
               12/1/10 (a).....................................................................................         2,000,000
                                                                                                                     ------------
                                                                                                                        2,500,000
                                                                                                                     ------------
              DISTRICT OF COLUMBIA -- 3.7%
   7,500,000  Washington, D.C. George Washington University, 3.35%, 3/1/06 (a).................................         7,500,000
   2,200,000  Washington, D.C. Housing Finance Agency RAW, 3.85%, 7/1/27 (a)...................................         2,200,000
   1,220,000  Washington, D.C. National Children's Center Inc., 3.25%, 2/1/20 (a)..............................         1,220,000
                                                                                                                     ------------
                                                                                                                       10,920,000
                                                                                                                     ------------
              FLORIDA -- 4.6%
     100,000  Dade County HFA for Miami Children's Hospital, 3.85%, 9/1/25 (a).................................           100,000
     400,000  Dade County IDA for Dolphin Stadium Project Series B, 3.20%, 1/1/16 (a)..........................           400,000
   1,000,000  Dade County IDA for Dolphin Stadium Project Series D, 3.20%, 1/1/16 (a)..........................         1,000,000
   1,500,000  Florida Local Gov't Financial Auth. for Lake Wales Medical Centers Series A, 3.25%, 3/1/15 (a)...         1,500,000
      10,000  Gulf Breeze Series 85 A Revenue Bonds, 3.25%, 12/1/15 (a)........................................            10,000
   4,500,000  Manatee PCR for Florida Power and Light, 3.30%, 9/1/24 (a).......................................         4,500,000
   2,000,000  Orange IDA for Lake Highland Prep School, 3.30%, 10/1/18 (a).....................................         2,000,000
     700,000  Pinellas Industrial Council--Chi Chi Rodriguez Youth Foundation, 3.30%, 8/1/16 (a)...............           700,000
   2,200,000  Port St. Lucie PCR for Florida Power and Light, 3.30%, 1/1/26 (a)................................         2,200,000
   1,000,000  Sarasota HFA for Bay Village Project, 3.30%, 12/1/23 (a).........................................         1,000,000
     100,000  University of North Florida HEF for Capital Improvement Project, 3.30%, 11/1/24 (a)..............           100,000
                                                                                                                     ------------
                                                                                                                       13,510,000
                                                                                                                     ------------
              GEORGIA -- 1.0%
   1,000,000  Clayton Housing Auth. Multi Family for Rainwood Development, 3.47%, 5/1/06 (a)...................         1,000,000
   1,800,000  Elbert County IDA for Seaboard Farms of Elberton, 3.25%, 7/1/05 (a)..............................         1,800,000
     100,000  Hapeville IDA for Hapeville Hotel Partnership Project, 3.30%, 11/1/15 (a)........................           100,000
                                                                                                                     ------------
                                                                                                                        2,900,000
                                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 1999 (CONTINUED)

 PRINCIPAL                                                                                                              VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                                                                      (NOTE 1)
------------                                                                                                         ------------
              ILLINOIS -- 1.8%
  $1,500,000  Chicago Emergency Telephone System GOB, 4.50%, 1/1/00............................................      $  1,510,224
     880,000  Illinois HFA for Community Hospital Center--B, 3.30%, 10/1/15 (a)................................           880,000
   1,400,000  Illinois HFA for Community Hospital Center--C, 3.30%, 10/1/15 (a)................................         1,400,000
   1,580,000  Streamwood IDA for Olde Church Centre Project, 3.40%, 12/1/14 (a)................................         1,580,000
                                                                                                                     ------------
                                                                                                                        5,370,224
                                                                                                                     ------------
              IOWA -- .6%
     415,000  Buffalo IDA for Linwood Mining & Minerals, 3.65%, 1/1/00 (a).....................................           415,000
   1,000,000  Des Moines HFR for Iowa Methodist Med. Center Project, 3.25%, 8/1/15 (a).........................         1,000,000
     200,000  Polk County IDA for Convalescence Center, 4.00%, 1/1/11 (a)......................................           200,000
                                                                                                                     ------------
                                                                                                                        1,615,000
                                                                                                                     ------------
              KANSAS -- 3.4%
   6,000,000  Olathe GOB Temp Notes Series A, 4.13%, 6/1/99....................................................         6,000,000
   3,800,000  Overland Parks Temp Notes, 3.50%, 4/29/00........................................................         3,810,718
                                                                                                                     ------------
                                                                                                                        9,810,718
                                                                                                                     ------------
              KENTUCKY -- .4%
   1,210,000  Lexington Fayette RAW for Richmond Place Assoc. Project, 3.30%, 4/1/15 (a).......................         1,210,000
                                                                                                                     ------------
              LOUISIANA -- 1.7%
     700,000  Calcasieu Parish Sales Tax District 4A, 3.25%, 9/1/99............................................           700,000
   2,100,000  Louisiana Offshore Terminal Authority for Loop Inc., 1st Stage, 3.30%, 9/1/06 (a)................         2,100,000
   1,300,000  Louisiana Offshore Terminal Authority for Loop Inc., 1st Stage, 3.30%, 9/1/08 (a)................         1,300,000
   1,000,000  Louisiana Public Facilities Authority W. Kingston Med. Center, 3.40%, 9/1/25 (a).................         1,000,000
                                                                                                                     ------------
                                                                                                                        5,100,000
                                                                                                                     ------------
              MARYLAND -- 2.5%
   1,200,000  Baltimore IDA for Baltimore Cap Acquisition, 3.20%, 8/1/16 (a)...................................         1,200,000
   1,940,000  Baltimore Sheppard & Enoch Pratt Hospital, 3.30%, 7/1/21 (a).....................................         1,940,000
   1,900,000  Maryland IDA for Liberty Medical Center, 3.30%, 7/1/18 (a).......................................         1,900,000
     400,000  Montgomery County IDA for Info Systems and Network Corp., 3.95%, 4/1/14 (a)......................           400,000
   2,000,000  Prince George's County IDA for Frank Parsons Paper Co., 4.10%, 1/1/13 (a)........................         2,000,000
                                                                                                                     ------------
                                                                                                                        7,440,000
                                                                                                                     ------------
              MASSACHUSETTS -- 7.4%
     200,000  Boston Water & Sewer Commission Rev. Bonds Series A, 3.25%, 11/1/24 (a)..........................           200,000
     900,000  Massachusetts GOB Series 97, 3.25%, 8/1/15 (a)...................................................           900,000
   1,400,000  Massachusetts HEF Brigham & Women's Hospital, 3.15%, 7/1/17 (a)..................................         1,400,000
   1,000,000  Massachusetts HEF Capital Asset Program, 3.25%, 1/1/01 (a).......................................         1,000,000
     587,000  Massachusetts HEF for Harvard University, 3.15%, 2/1/16 (a)......................................           587,000
   1,000,000  Massachusetts HEF for Partners Health Care Systems, 3.25%, 7/1/27 (a)............................         1,000,000
     400,000  Massachusetts HEF for Partners Health Care Systems, 3.15%, 7/1/27 (a)............................           400,000
     500,000  Massachusetts HEFA for Hallmark Health System Series B, 3.15%, 7/1/27 (a)........................           500,000
   1,200,000  Massachusetts HEFA for Harvard University, 3.15%, 9/1/40 (a).....................................         1,200,000
     200,000  Massachusetts IFA for Goddard House, 3.15%, 11/1/25 (a)..........................................           200,000
     700,000  Massachusetts IFA for Gordon College Series 97, 3.15%, 12/1/27 (a)...............................           700,000
     800,000  Massachusetts IFA for Governor Dummer Academy, 3.15%, 7/1/26 (a).................................           800,000
     500,000  Massachusetts IFA for Milton Academy, 3.10%, 3/1/27 (a)..........................................           500,000
     200,000  Massachusetts IFA for QUAMCO Inc., Series B, 3.25%, 9/1/01 (a)...................................           200,000
     200,000  Massachusetts IFA for Whitehead Bio-Medical, 3.15%, 7/1/26 (a)...................................           200,000
   1,500,000  Massachusetts Muni Wholesale Electric Co. Series C, 3.15%, 7/1/19 (a)............................         1,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

 PRINCIPAL                                                                                                              VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                                                                      (NOTE 1)
------------  ----------------------------------                                                                     ------------
              MASSACHUSETTS -- 7.4% (CONTINUED)
  $1,300,000  Massachusetts Water Resource Authority, 3.15%, 4/1/28 (a)........................................      $  1,300,000
   9,063,000  Triton Regional School District BAN, 3.50%, 4/12/00..............................................         9,089,503
                                                                                                                     ------------
                                                                                                                       21,676,503
                                                                                                                     ------------
              MICHIGAN -- 4.6%
     700,000  Bruce HFA for St. Joseph, Series A, 3.10%, 5/1/18 (a)............................................           700,000
     300,000  Delta EDC for Mead-Escanaba Paper, Series E, 3.35%, 12/1/23 (a)..................................           300,000
   1,795,000  Garden City HFA for Garden City Hospital, 3.30%, 9/1/26 (a)......................................         1,795,000
   1,600,000  Grand Rapids Water Supply System, 3.20%, 1/1/20 (a)..............................................         1,600,000
   3,100,000  Jackson EDC for Thrifty Leoni Inc. Project, 3.47%, 12/1/14 (a)...................................         3,100,000
     300,000  Michigan HFA for St. Mary Hosp. of Livonia, 3.20%, 7/1/17 (a)....................................           300,000
   1,900,000  Michigan HDA for Fairlane Meadows Harbortown Ltd., 3.47%, 6/1/04 (a).............................         1,900,000
     400,000  Michigan HDA for Fairlane Meadows, 3.25%, 12/1/07 (a)............................................           400,000
   1,900,000  Michigan Job Development Auth. for Gordon Food Service Project, 3.25%, 8/1/15 (a)................         1,900,000
   1,500,000  Royal Oak HFA for William Beaumont Hospital Series L, 3.35%, 1/1/27 (a)..........................         1,500,000
                                                                                                                     ------------
                                                                                                                       13,495,000
                                                                                                                     ------------
              MINNESOTA -- .3%
      64,091  New Brighton IDA for Taylor Corp. Series 1988, 4.96%, 11/1/99....................................            64,091
     705,000  New Hope Comm. Dev. Bonds for Nat'l. Beauty Proj. Ser. 1994, 3.55%, 5/1/10 (a)...................           705,000
                                                                                                                     ------------
                                                                                                                          769,091
                                                                                                                     ------------
              MISSOURI -- 1.1%
     625,000  Kansas City IDA Hospital Revenue for Baptist Health, Series A, 3.30%, 8/1/18 (a).................           625,000
   2,500,000  Missouri Development Finance Board for Union Station Project, 3.50%, 12/1/03 (a).................         2,500,000
                                                                                                                     ------------
                                                                                                                        3,125,000
                                                                                                                     ------------
              MONTANA -- .2%
     515,000  Great Falls Comm. Dev. Bonds for Liberty Development Partners, 3.65%, 12/1/07 (a)................           515,000
                                                                                                                     ------------
              NEBRASKA -- .3%
     390,000  Buffalo County IDR for AgRex Inc. Project, 4.10%, 2/1/15 (a).....................................           390,000
     500,000  Nebraska EFA for Creighton University Project, 3.40%, 12/15/12 (a)...............................           500,000
                                                                                                                     ------------
                                                                                                                          890,000
                                                                                                                     ------------
              NEW HAMPSHIRE -- 1.5%
   4,300,000  Strafford TAN, 3.18%, 12/31/99...................................................................         4,300,721
                                                                                                                     ------------
              NEW JERSEY -- 8.2%
   3,100,000  Burlington BAN, 3.62%, 10/18/99..................................................................         3,103,705
  12,500,000  East Orange BAN, 4.38%, 7/1/99...................................................................        12,503,699
   1,460,000  Englewood Temp Notes, 3.70%, 7/16/99.............................................................         1,460,173
   1,500,000  Essex Improvement Authority for the Childrens Institute Project, 3.15%, 2/1/20 (a)...............         1,500,000
200,000.....  New Jersey EDA for Public Service Electric and Gas Co., Series A, 3.00%, 9/1/12 (a)..............           200,000
     900,000  New Jersey EDA for Volvo of America Corp., 3.79%, 12/1/04 (a)....................................           900,000
     500,000  New Jersey EFA for College of New Jersey, Series A, 3.17%, 7/1/29 (a)............................           500,000
   1,000,000  New Jersey Sports Exposition Authority, Series C, 3.00%, 9/1/24 (a)..............................         1,000,000
   2,800,000  Vernon School District Temp Notes, Series B, 3.20%, 12/3/99......................................         2,801,651
                                                                                                                     ------------
                                                                                                                       23,969,228
                                                                                                                     ------------
              NEW MEXICO -- 1.2%
   3,500,000  Farmington PCR for Arizona Public Service Co. Series B, 3.30%, 9/1/24 (a)........................         3,500,000
                                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

 PRINCIPAL                                                                                                              VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                                                                      (NOTE 1)
------------  ----------------------------------                                                                     ------------
              NEW YORK -- 16.5%
  $4,300,000  Babylon UFSD TAN, 3.75%, 6/28/99.................................................................      $  4,300,368
   5,000,000  Harrison CSD TAN, 3.75%, 6/30/99.................................................................         5,000,457
   1,300,000  Long Island Power Authority Series 5, 3.30%, 5/1/33 (a)..........................................         1,300,000
   2,700,000  New York City GOB Series A4, 3.30%, 8/1/23 (a)...................................................         2,700,000
   4,625,000  New York City GOB Series A7, 3.40%, 8/1/20 (a)...................................................         4,625,000
   1,200,000  New York City GOB Series A7, 3.40%, 8/1/21 (a)...................................................         1,200,000
   1,000,000  New York City GOB Series B, 3.30%, 10/1/20 (a)...................................................         1,000,000
   2,600,000  New York City GOB Series E3, 3.40%, 8/1/23 (a)...................................................         2,600,000
   1,700,000  New York City GOB Series E4, 3.40%, 8/1/21 (a)...................................................         1,700,000
   3,200,000  New York City GOB Series E4, 3.40%, 8/1/22 (a)...................................................         3,200,000
   1,300,000  New York City GOB Series E5, 3.40%, 8/1/10 (a)...................................................         1,300,000
   1,800,000  New York City GOB Series E5, 3.40%, 8/1/15 (a)...................................................         1,800,000
   2,600,000  New York City GOB Series E5, 3.40%, 8/1/18 (a)...................................................         2,600,000
   1,400,000  New York City GOB Series E5, 3.40%, 8/1/19 (a)...................................................         1,400,000
   1,000,000  New York City GOB Series E6, 3.40%, 8/1/19 (a)...................................................         1,000,000
   3,234,405  North Hempstead BAN, 3.50%, 10/28/99.............................................................         3,238,421
   6,000,000  Riverhead CSD TAN, 3.75%, 6/25/99................................................................         6,000,415
   3,300,000  Williamson CSD RAN, 3.70%, 6/25/99...............................................................         3,300,124
                                                                                                                     ------------
                                                                                                                       48,264,785
                                                                                                                     ------------
              NORTH DAKOTA -- .4%
   1,100,000  Minot IDR for Nash Finch Co. Project, 4.20%, 12/1/02 (a).........................................         1,100,000
                                                                                                                     ------------
              OHIO -- 6.2%
     425,000  Brunswick IDR for Kinder-Care Learning Centers Project Series A, 3.60%, 6/1/02 (a)...............           425,000
     900,000  Claremont HFR for Mercy Health Systems Series A, 3.20%, 12/1/21 (a)..............................           900,000
     800,000  Columbus ERD for Electric Systems Revenue Bonds, 3.65%, 9/1/09 (a)...............................           800,000
     900,000  Cuyahoga IDA for Allen Group Inc. Project, 3.20%, 12/1/15 (a)....................................           900,000
   1,310,000  Cuyahoga IDA for Cleveland Clinic Series A, 3.30%, 1/1/16 (a)....................................         1,310,000
     980,000  Franklin County Bonds for Kinder-Care Project Series A, 3.60%, 6/1/02 (a)........................           980,000
   3,465,000  Franklin County HRB for US Health Corp Series A, 3.25%, 12/1/21 (a)..............................         3,465,000
     900,000  Lucas County HFR for Lutheran Homes Society Project, 3.25%, 11/1/19 (a)                                     900,000
   2,900,000  Mahoning HFR for Forum Health Group Series B, 3.25%, 12/1/28 (a).................................         2,900,000
     900,000  Ohio Air Quality Dev. Auth. Cincinnati Gas & Electric, 3.30%, 9/1/30 (a).........................           900,000
   2,100,000  Ohio Air Quality Dev. Auth. COP, 3.05%, 6/17/99                                                           2,100,000
   1,655,000  Ottawa Hospital Facilities Luther Home of Mercy Project, 3.35%, 10/1/17 (a)......................         1,655,000
   1,010,000  Sharonville IDA for Edgecomb Metals Inc., 3.25%, 11/1/09 (a).....................................         1,010,000
                                                                                                                     ------------
                                                                                                                       18,245,000
                                                                                                                     ------------
              OKLAHOMA -- 1.2%
   3,500,000  Oklahoma IDA for Christian College, 4.62%, 7/1/15 (a)............................................         3,500,000
                                                                                                                     ------------
              PENNSYLVANIA -- 8.0%
   1,000,000  Allegheny HDA for Allegheny General Hospital Series B, 4.30%, 9/1/20 (a).........................         1,000,000
   2,200,000  Allegheny HDA for Allegheny General Hospital Series B, 4.30%, 9/1/10 (a).........................         2,200,000
     400,000  Allegheny HDA for Children's Hospital Pittsburgh, Series B, 3.30%, 12/1/15 (a)...................           400,000
     700,000  Allegheny University of Pittsburgh Project, Series 85, 3.15%, 7/1/15 (a).........................           700,000
     500,000  Bucks IDA for Edgecomb Metals Co., 3.25%, 10/1/09 (a)............................................           500,000
   1,000,000  Chartier Valley IDR Bonds for 1133 Penn Ave. Assoc., Series A, 3.30%, 8/1/07 (a).................         1,000,000
   1,140,000  Clarion County IDA Bonds for Meritcare Project, Series A, 3.30%, 12/1/12 (a).....................         1,140,000
   2,000,000  Dallastown Area School District GOB, 3.35%, 2/1/18 (a)...........................................         2,000,000
     500,000  Dauphin General Authority Revenue Bonds, 3.35%, 11/1/17 (a)......................................           500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

 PRINCIPAL                                                                                                              VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                                                                      (NOTE 1)
------------  ----------------------------------                                                                     ------------
              PENNSYLVANIA -- 8.0% (CONTINUED)
  $1,200,000  Delaware Valley Finance Authority Rev. Bonds, Series B, 3.20%, 12/1/20 (a).......................      $  1,200,000
   2,000,000  Emmaus GOB Local Government Revenue Bonds, 3.25%, 12/1/28 (a)....................................         2,000,000
     700,000  Lehigh IDA for Allentown Airport, 3.30%, 12/1/05 (a).............................................           700,000
     500,000  Mercersburg General Purpose Authority, 3.35%,11/1/27 (a).........................................           500,000
     900,000  Northeastern HEF for Wyoming Valley HCF, 3.20%, 1/1/24 (a).......................................           900,000
   2,640,000  Philadelphia MHR for Harbor View Tower Project, 3.30%, 11/1/27 (a)...............................         2,640,000
   2,500,000  Philadelphia TRAN, 4.25%, 6/30/99................................................................         2,501,177
   1,500,000  Sayre HCF for Cap Financing Project, Series L, 3.30%, 12/1/20 (a)................................         1,500,000
     500,000  University of Pittsburgh Higher Education Capital Project Bonds, 3.15%, 1/1/19 (a)...............           500,000
   1,500,000  York General Authority Pooled Financing, 3.25%, 9/1/26 (a).......................................         1,500,000
                                                                                                                     ------------
                                                                                                                       23,381,177
                                                                                                                     ------------
              PUERTO RICO -- .1%
     300,000  Puerto Rico Commonwealth Highway & Transportation, Series A, 3.00%, 7/1/28 (a)...................           300,000
                                                                                                                     ------------

              SOUTH CAROLINA -- .9%
   2,550,000  Piedmont Municipal Power Agency for S.C. Electric, Series B, 3.30%, 1/1/19 (a)...................         2,550,000
                                                                                                                     ------------

              TENNESSEE -- 1.3%
     335,000  Chattanooga IDA for Baylor School Project, 3.30%, 11/1/16 (a)....................................           335,000
   1,000,000  Clarksville Public Building Authority Pooled Financing, 3.25% 10/1/25 (a)........................         1,000,000
   1,665,000  Clarksville Public Building Authority Pooled Financing, 3.25%, 6/1/24 (a)........................         1,665,000
     765,000  Franklin HEF for Franklin Health Care Center Inc., 5.25%, 6/1/05 (a).............................           765,000
                                                                                                                     ------------
                                                                                                                        3,765,000
                                                                                                                     ------------
              TEXAS -- 1.0%
     330,000  Bexar HFA for Army Retirement Community, Series B, 3.25%, 7/1/11 (a).............................           330,000
   1,700,000  Harris County HCF for Greater Houston Project, 3.40%, 11/1/25 (a)................................         1,700,000
     900,000  Midlothian IDC for Box-Crow Cement Co. Project, 3.30%, 12/1/09 (a)...............................           900,000
                                                                                                                     ------------
                                                                                                                        2,930,000
                                                                                                                     ------------
              UTAH -- 2.0%
   5,975,000  Salt Lake City IDR for Parkview Plaza Project, 3.40%, 12/1/14 (a)................................         5,975,000
                                                                                                                     ------------

              VIRGINIA -- 4.6%
     800,000  Alexandria Redevelopment & Housing Authority Residential Care, 3.40%, 10/1/06 (a)................           800,000
   2,145,000  Alexandria IDA for Pooled Loan Project Series A, 3.25%, 7/1/26 (a)...............................         2,145,000
     375,000  Bristol IDA for Healthcare Center Inc., 4.90%, 3/1/10 (a)........................................           375,000
   1,000,000  Capital Region Airport Comm. for Richmond International Airport, 3.20%, 7/1/25 (a)...............         1,000,000
   2,960,000  Hampton MHR for Avalon at Hampton I-A Project, 3.15%, 6/15/26 (a)................................         2,960,000
   1,600,000  Louisa IDA for Pooled Financing Municipal Bond Fund, 3.25%, 1/1/20 (a)...........................         1,600,000
   1,000,000  Lynchburg IDA HRB for VHA Mid Atlantic States Inc., 3.35%, 12/1/25 (a)...........................         1,000,000
   1,500,000  Newport News MHR for Newport--Oxford Project, 3.25%, 11/1/06 (a).................................         1,500,000
     100,000  Port Authority of Cincinnati and Hamilton for Kenwood Office Assn., 3.30%, 9/1/25 (a)............           100,000
   1,000,000  Roanoke IDA for Roanoke Memorial Hospital Series B, 3.40%, 7/1/19 (a)............................         1,000,000
     900,000  Roanoke IDA for Southern States Project, 3.75%, 8/1/04 (a).......................................           900,000
                                                                                                                     ------------
                                                                                                                       13,380,000
                                                                                                                     ------------
              WASHINGTON -- 2.9%
   1,700,000  Port of Seattle IDC for Douglas Management Corp., 3.45%, 12/1/05 (a).............................         1,700,000
   6,800,000  Washington HCF for Sunnyside Community Hospital, 3.40%, 10/1/17 (a)..............................         6,800,000
                                                                                                                     ------------
                                                                                                                        8,500,000
                                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

 PRINCIPAL                                                                                                              VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                                                                      (NOTE 1)
------------  ----------------------------------                                                                     ------------
              WISCONSIN -- 1.2%
  $3,500,000  Green Bay IDA for St. Mary's Holdings, Inc., 3.60%, 11/1/00 (a)..................................      $  3,500,000
                                                                                                                     ------------
              TOTAL INVESTMENTS (COST $291,668,690)...................................................     99.7%      291,668,690
              OTHER ASSETS, LESS LIABILITIES..........................................................       .5           960,228
                                                                                                          -----      ------------
              NET ASSETS..............................................................................    100.0%     $292,628,918
                                                                                                          -----      ------------
                                                                                                          -----      ------------
              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 292,628,918 SHARES OF
               BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING................................................             $1.00
    -----
    -----

------------------

(a) The interest rates, as reported on May 31, 1999, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

SECURITY TYPE ABBREVIATIONS:

BAN  --    Bond Anticipation Notes
COP  --    Certificate of Participation
CSD  --    Central School District
EDA  --    Economic Development Authority Revenue Bonds
EDC  --    Economic Development Corporation
EFA  --    Economic Finance Authority
ERD  --    Energy Research and Development Authority
GOB  --    General Obligation Bonds
HCF  --    Health Care Facility
HDA  --    Hospital Development Authority
HEF  --    Health and Educational Facilities Revenue Bonds
HEFA --    Health & Education Facilities Authority
HFA  --    Health Facilities Authority Revenue Bonds
HFR  --    Health Facilities Revenue Bonds
HRB  --    Hospital Revenue Bonds
IDA  --    Industrial Development Authority Revenue Bonds
IDC  --    Industrial Development Corporation Revenue Bonds
IDR  --    Industrial Development Agency Revenue Bonds
IFA  --    Industrial Finance Agency Revenue Bonds
MHR  --    Multi-family Housing Revenue Bonds
PCR  --    Pollution Control Revenue Bonds
RAN  --    Revenue Anticipation Notes
RAW  --    Revenue Anticipation Warrants
TAN  --    Tax Anticipation Notes
TRAN --    Tax & Revenue Anticipation Notes
UFSD --    Union Free School District

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1999

 PRINCIPAL                                                                                                            VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS -- 99.1%                                                                        (NOTE 1)
------------ -------------------------------                                                                        ------------
 $2,000,000  Babylon UFSD TAN, 3.75%, 6/28/99..................................................................     $2,000,171
  2,420,000  Bleecker HDC Terrace Apt Project S85, 3.25%, 7/1/15 (a)...........................................      2,420,000
  3,500,000  Deer Park UFSD TAN, 4.00%, 6/25/99................................................................      3,500,890
  2,740,000  Greece CSD RAN, 4.00%, 6/25/99....................................................................      2,740,538
  3,200,000  Guilderland IDA for North Eastern Industrial Park Ser. 1993 A, 3.20%, 12/1/08 (a).................      3,200,000
  3,165,000  Hempstead Town GOB, 4.00%, 8/15/99................................................................      3,170,903
  4,400,000  Ithaca CSD RAN, 3.875%, 6/29/99...................................................................      4,400,618
  3,500,000  Jefferson IDA for Watertown Carthage Project, 3.75%, 12/1/12 (a)..................................      3,500,000
  2,000,000  Kendall CSD TAN, 4.00%, 6/30/99...................................................................      2,000,382
  3,000,000  Long Island Power Authority, NY Electric System SER 1, 3.25%, 5/1/33 (a)..........................      3,000,000
  1,060,000  Nassau County GOB, 4.50%, 9/1/99..................................................................      1,063,917
  4,000,000  New York City GOB Custodial Receipts Series A31, 3.40%, 7/2/00 (a)................................      4,000,000
    700,000  New York City GOB Series A4, 3.30%, 8/1/22 (a)....................................................        700,000
  6,000,000  New York City GOB Series A4, 3.30%, 8/1/23 (a)....................................................      6,000,000
  5,000,000  New York City GOB Series A7, 3.40%, 8/1/20 (a)....................................................      5,000,000
  1,000,000  New York City GOB Series A7, 3.40%, 8/1/21 (a)....................................................      1,000,000
  1,600,000  New York City GOB Series A8, 3.30%, 8/1/17 (a)....................................................      1,600,000
    500,000  New York City GOB Series B1, 3.30%, 8/15/22 (a)...................................................        500,000
  1,050,000  New York City GOB Series B4, 3.30%, 8/15/23 (a)...................................................      1,050,000
  7,600,000  New York City GOB Series B8, 3.05%, 8/15/24 (a)...................................................      7,600,000
    300,000  New York City GOB Series D, 3.05%, 2/1/20 (a).....................................................        300,000
  3,500,000  New York City GOB Series D, 3.15%, 2/1/22 (a).....................................................      3,500,000
  2,800,000  New York City GOB Series D, 3.20%, 2/1/21 (a).....................................................      2,800,000
  3,000,000  New York City GOB Series E3, 3.40%, 8/1/23 (a)....................................................      3,000,000
  2,700,000  New York City GOB Series E4, 3.40%, 8/1/21 (a)....................................................      2,700,000
  4,000,000  New York City GOB Series E4, 3.40%, 8/1/22 (a)....................................................      4,000,000
  1,800,000  New York City GOB Series E5, 3.40%, 8/1/10 (a)....................................................      1,800,000
  1,200,000  New York City GOB Series E5, 3.40%, 8/1/16 (a)....................................................      1,200,000
    800,000  New York City GOB Series E5, 3.40%, 8/1/18 (a)....................................................        800,000
  1,100,000  New York City GOB Series E6, 3.40%, 8/1/19 (a)....................................................      1,100,000
  1,750,000  New York City GOB Series F2, 3.25%, 2/15/12 (a)...................................................      1,750,000
  5,000,000  New York City GOB Series F5, 3.05%, 2/15/16 (a)...................................................      5,000,000
  3,500,000  New York City GOB Series J3, 3.15%, 2/15/16 (a)...................................................      3,500,000
  5,900,000  New York City HDC Multifamily Mtg. for James Tower Proj., 3.05%, 7/1/05 (a).......................      5,900,000
  5,000,000  New York City IDA for Childrens Oncology Society, 3.15%, 5/1/21(a)................................      5,000,000
    920,000  New York City IDA for Goodwill Project, 3.05%, 3/1/00.............................................        920,000
  1,500,000  New York City IDA for Stroheim & Romann, 3.10%, 12/1/15 (a).......................................      1,500,000
    966,000  New York City IDA American Civil Liberties, 3.05%, 6/1/12 (a).....................................        966,000
  1,570,000  New York City Municipal Water Finance Authority Series C, 3.30%, 6/15/22 (a)......................      1,570,000
    600,000  New York City Municipal Water Finance Authority Series C, 3.30%, 6/15/23 (a)......................        600,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND

 PRINCIPAL                                                                                                        VALUE
   AMOUNT      TAX-EXEMPT OBLIGATIONS (CONTINUED)                                                               (NOTE 1)
------------   ----------------------------------                                                              ------------
$  1,000,000   New York State Dormitory Authority for Public Library Revenue Bonds Series 1992B, 3.05%,
               7/1/22 (a).................................................................................    $    1,000,000
   1,200,000   New York State Energy R & D Central Hudson Gas & Electric Corp., 3.10%, 6/1/27 (a).........         1,200,000
   1,200,000   New York State Energy R & D for Brooklyn Union Gas, 3.00%, 12/1/20 (a).....................         2,000,000
   1,700,000   New York State HFA for Mt. Sinai School, 3.25%, 11/1/14 (a)................................         1,700,000
   7,300,000   New York State HFA for Hormandie Court Series 91, 3.00%, 5/15/15 (a).......................         7,300,000
  11,200,000   New York State HFA Service Contract Rev. Bonds Series A, 3.05%, 3/15/27 (a)................        11,200,000
   1,200,000   New York State Dormitory Auth. for Oxford University Press, 3.10%, 7/1/25 (a)..............         1,200,000
   9,220,000   New York State Local Government Assistance Corp., 1993A, 3.00%, 4/1/22 (a).................         9,220,000
   3,900,000   New York State Local Government Assistance Corp., Series B, 3.00%, 4/1/25 (a)..............         3,900,000
   2,400,000   New York State Local Government Assistance Corp., Series C, 3.00%, 4/1/25 (a)..............         2,400,000
  10,000,000   New York State Medical Care Facilities Finance Agency for St. Lukes Hospital, 7.45%,
               2/15/29 (a)................................................................................        10,492,195
   4,000,000   North Hempstead BAN, 3.50%, 10/28/99.......................................................         4,006,811
   1,100,000   Onondaga County IDR for Edgecomb Metals Project, 3.25%, 11/1/09 (a)........................         1,100,000
   2,800,000   Onondaga County IDR for McLane Co. Project, 3.75%, 11/1/04 (a).............................         2,800,000
   4,000,000   Riverhead CSD TAN, 3.75%, 6/25/99..........................................................         4,000,277
   4,000,000   Suffolk County IDR for Target Rock Corporation Rev. Bonds, 3.15%, 2/1/07 (a)...............         4,000,000
   4,550,000   Syracuse IDA for General Accident Insurance Co. Project, 3.10%, 12/1/03 (a)................         4,550,000
   1,300,000   Yonkers IDR for Civic Revenue Bonds for Consumers Union, 3.15%, 7/1/19 (a).................         1,300,000
   4,500,000   Yonkers IDR for Consumers Union Facility, 3.15%, 7/1/21 (a)................................         4,500,000
                                                                                                                ------------
               TOTAL INVESTMENTS (COST $184,222,702)...........................................      99.1%       184,222,702

               OTHER ASSETS, LESS LIABILITIES..................................................        .9          1,758,656
                                                                                                    -----       ------------

               NET ASSETS......................................................................    100.0%       $185,981,358
                                                                                                   -----        ------------
                                                                                                   -----        ------------

               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 185,981,358 SHARES OF
                BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING.........................................              $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND

                     SCHEDULE OF INVESTMENTS--MAY 31, 1999

 PRINCIPAL                                                                                                               VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS -- 92.9%                                                                           (NOTE 1)
-----------  -------------------------------                                                                          -----------
 $1,400,000  Connecticut DAI for Allen Group Inc., 3.80%, 2/1/13 (a)............................................      $ 1,400,000
    700,000  Connecticut DAI for Conco Medical Co. Project Series 85, 3.00%, 11/1/05 (a)........................          700,000
  1,700,000  Connecticut DAI for General Accident Insurance Co., 3.10%, 12/1/13 (a).............................        1,700,000
    462,000  Connecticut DAI for Regional YMCA Project, 3.30%, 6/1/08 (a).......................................          462,000
  4,165,000  Connecticut Development Authority Health Care Revenue Bonds for Independent Living Project, 3.10%,
             7/1/15 (a).........................................................................................        4,165,000
  1,400,000  Connecticut Development Authority PCR for Central Vermont Public Service, 3.55%, 12/1/15 (a).......        1,400,000
  1,400,000  Connecticut HEF for Housing Mortgage Finance Program Series G, 3.10%, 5/15/18 (a)..................        1,400,000
  1,000,000  Connecticut HEF for Bradley Health Care Series B, 2.90%, 7/1/29 (a)................................        1,000,000
  1,500,000  Connecticut HEF for Charlotte Hospital Series C, 2.90%, 7/1/13 (a).................................        1,500,000
    350,000  Connecticut HEF for Kingswood Oxford School Issue Ser. A, 3.30%, 2/1/09 (a)........................          350,000
    365,000  Connecticut HEF for New Haven Hosp RAW Ser E, 3.70%, 6/1/12 (a)....................................          365,000
  1,200,000  Connecticut HEF for Pomfret School Issue Series A, 3.20%, 7/1/24 (a)...............................        1,200,000
  1,000,000  Connecticut HEF for Sharon Hospital Series A, 3.10%, 7/1/27 (a)....................................        1,000,000
  4,500,000  Connecticut HEF for Yale University Series T, 3.25%, 7/1/29 (a)....................................        4,500,000
  1,500,000  Connecticut Special Asmt Unemployment Comp RAW Series C, 3.60%, 11/15/01 (a).......................        1,500,000
  2,010,000  Connecticut Special Tax Obligation RAW Series C, 6.80%, 12/1/09 (a)................................        2,088,240
  1,900,000  Connecticut State GOB Economic Recovery Notes, 4.75%, 6/15/99......................................        1,900,744
  4,980,000  Connecticut State GOB Series B, 3.25%, 5/15/14 (a).................................................        4,980,000
  1,000,000  Connecticut State GOB Series C, 3.50%, 10/15/99....................................................        1,001,817
    500,000  Connecticut State HEFA for Quinnipiac College Series B, 3.25%, 7/1/19 (a)..........................          511,366
    500,000  Connecticut State HEFA for Yale Univ. Series T-1, 3.25%, 7/1/29 (a)................................          500,000
  2,470,000  Connecticut State Special Tax Transportation Infrastructure Second Lien Revenue Bonds, 3.20%,
              12/1/10 (a).......................................................................................        2,470,000
  3,500,000  Hartford Redev. Agency MHR for Underwood Towers Project, 3.15%, 6/1/20 (a).........................        3,500,000
  3,000,000  New Britain BAN, 3.15%, 4/12/00....................................................................        3,003,247
  1,700,000  Puerto Rico Electric Power Authority, 3.10%, 7/1/22 (a)............................................        1,700,000
  2,000,000  Puerto Rico Government Development Bank COP, 3.00%, 6/7/99.........................................        2,000,000
    500,000  Puerto Rico Highway & Transportation Series A, 3.00%, 7/1/28 (a)...................................          500,000
  1,200,000  Puerto Rico Ind. Med. & Envir. RAW for Reynolds Metals, 3.60%, 9/1/13 (a)..........................        1,200,000
    500,000  Shelton, Connecticut HFA for Crosby Commons Project, 3.10%, 1/1/31 (a).............................          500,000
  3,000,000  South Windsor, BAN. 2.89%, 3/22/00.................................................................        3,000,339
                                                                                                                      -----------
             TOTAL INVESTMENTS (COST $51,497,753)......................................................     92.9%      51,497,753
             OTHER ASSETS, LESS LIABILITIES............................................................      7.1        3,940,925
                                                                                                           -----      -----------
             NET ASSETS................................................................................    100.0%     $55,438,678
                                                                                                           -----      -----------
                                                                                                           -----      -----------
                                      STATEMENT OF ASSETS AND LIABILITIES--MAY 31, 1999
             ASSETS
             Investments in securities, at value (cost $51,497,753).............................................      $51,497,753
             Cash...............................................................................................        3,606,370
             Accrued Interest receivable........................................................................          340,629
                                                                                                                      -----------
             Total Assets.......................................................................................       55,444,752
             LIABILITIES
             Other payables and accrued expenses................................................................            6,074
                                                                                                                      -----------
             NET ASSETS.........................................................................................      $55,438,678
                                                                                                                      -----------
                                                                                                                      -----------
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 55,438,678 SHARES OF BENEFICIAL
              INTEREST, $.001 PAR VALUE OUTSTANDING.............................................................            $1.00
    -----
    -----

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1999

 PRINCIPAL                                                                                                               VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS -- 97.7%                                                                          (NOTE 1)
------------  -------------------------------                                                                         -----------
              FLORIDA -- 74.8%
  $1,425,000  Brevard County MHR for Malabar Lakes Proj., 3.40%, 12/1/10 (a)....................................      $ 1,425,000
     800,000  Broward MHR for Welleby Apt. Project, Series 1984, 3.20%, 12/1/06 (a).............................          800,000
     300,000  Collier IDA HFA for Retirement Rental Housing Revenue Bonds, 3.25%, 12/1/15 (a)...................          300,000
     200,000  Dade County for HFA--Miami Children's Hospital, 3.85%, 8/1/25 (a).................................          200,000
     200,000  Dade HFA Rev. Bonds for Miami Children's Hospital, 3.15%, 9/1/25 (a)..............................          200,000
     100,000  Dade IDA for Aviation Authority Facilities, Series 84A, 3.35%, 10/1/09 (a)........................          100,000
   1,000,000  Dade IDA for Dolphin Stadium Project, Series D, 3.20%, 1/1/16 (a).................................        1,000,000
     600,000  Dade IDA for Dolphin Stadium Project, Series B, 3.20%, 1/1/16 (a).................................          600,000
     900,000  Duval HFA for Lakes of Mayport Apartment Project, 3.35%, 12/1/09 (a)..............................          900,000
     100,000  Florida Gulf Coast GOB, Series 97, 3.25%, 8/1/27 (a)..............................................          100,000
     200,000  Florida Local Gov. Auth. for Lake Wales Medical Center, Series A, 3.25%, 3/1/15 (a)...............          200,000
   1,015,000  Florida State Turnpike Auth--Turnpike Revenue Bonds, 7.50%, 7/1/19 (a)............................        1,038,951
     305,000  Gulf Breeze IDA Revenue Bonds Series 85, 3.25%, 12/1/15 (a).......................................          305,000
     300,000  Hillsborough County IDA PCR for Gannon Coal, 3.30%, 5/15/18 (a)...................................          300,000
     400,000  Hillsborough IDA PCR for Tampa Electric, 3.25%, 9/1/25 (a)........................................          400,000
   1,000,000  Hillsborough School Board Sales Tax Revenue Bonds, 5.00%, 10/1/99.................................        1,006,469
     130,000  Jacksonville IDR for Coastal Islands Project, 3.45%, 8/1/08 (a)...................................          130,000
   1,000,000  Jacksonville IDR for University Medical Center, 4.75%, 2/1/19 (a).................................        1,000,000
     400,000  Manatee PCR for Florida Power and Light, 3.30%, 9/1/24 (a)........................................          400,000
     605,000  Miami-Dade County GOB, 6.00%, 11/1/99.............................................................          612,051
   1,500,000  Orange HFA for Mayflower Retirement, 3.25%, 3/1/18 (a)............................................        1,500,000
   1,000,000  Orange IDA for Trinity Prep School, 3.30%, 10/12/23 (a)...........................................        1,000,000
     200,000  Palm Beach County--Florida Airport System, 5.50%, 10/1/99.........................................          201,570
     500,000  Palm Beach PCR for Water and Sewer Project, 4.30%, 10/1/11 (a)....................................          500,000
     400,000  Pinnellas County--Chi Chi Rodriguez Foundation, 3.30%, 8/1/16 (a).................................          400,000
     200,000  Port St. Lucie PCR for Florida Power and Light, 4.00%, 1/1/11 (a).................................          200,000
     500,000  Port St. Lucie PCR for Florida Power and Light, 3.30%, 1/1/26 (a).................................          500,000
     100,000  Putnam PCR for Florida Power and Light, 3.30%, 9/1/24 (a).........................................          100,000
   1,000,000  Sarasota Bay Village Project, 3.30%, 12/1/23 (a)..................................................        1,000,000
     200,000  Tampa Occupational License Tax Bonds, 3.35%, 5/1/27 (a)...........................................          200,000
     300,000  University of North Florida Capital Improvement Project, 3.30%, 11/1/24 (a).......................          300,000
                                                                                                                      -----------
                                                                                                                       16,919,041
                                                                                                                      -----------
              ARIZONA -- 1.3%
     300,000  Apache IDA for Tucson Electric Power Company Series, 83A, 3.25%, 12/15/18 (a).....................          300,000
                                                                                                                      -----------
              DISTRICT OF COLUMBIA -- 7.1%
   1,600,000  Washington, DC, George Washington University, 3.35%, 3/1/06 (a)...................................        1,600,000
                                                                                                                      -----------
              LOUISIANA -- 3.5%
     800,000  Calcasieu Parish Sales Tax District 4A, 3.25%, 9/1/99.............................................          800,000
                                                                                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND

 PRINCIPAL                                                                                                               VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS--97.7% (CONTINUED)                                                                (NOTE 1)
------------  -----------------------------------------                                                             ------------
              CONNECTICUT -- 3.5%
    $800,000  Connecticut Development Auth HCR for Independent Living Project, 3.10%, 7/1/15 (a)................      $   800,000
                                                                                                                      -----------
              MASSACHUSETTS -- .9%
     200,000  Massachusetts GOB Series B, 3.25%, 8/1/15.........................................................          200,000
                                                                                                                      -----------
              PENNSYLVANIA -- 2.2%
     500,000  Delaware Valley Fin. Authority Rev. Bonds Series 85D, 3.20%, 12/1/20 (a)..........................          500,000
                                                                                                                      -----------
              TEXAS -- 4.4%
   1,000,000  Harris County HCF for Greater Houston Project, 3.40%, 11/1/25 (a).................................        1,000,000
                                                                                                                      -----------
              TOTAL INVESTMENTS (COST $22,119,041).....................................................     97.7%      22,119,041
              OTHER ASSETS, LESS LIABILITIES...........................................................      2.3          511,049
                                                                                                           -----      -----------
              NET ASSETS...............................................................................    100.0%     $22,630,090
                                                                                                           -----      -----------
                                                                                                           -----      -----------
              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 22,630,090 SHARES OF
               BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING.................................................            $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND

                     SCHEDULE OF INVESTMENTS--MAY 31, 1999

 PRINCIPAL                                                                                                               VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS -- 87.8%                                                                           (NOTE 1)
-----------  -------------------------------                                                                          -----------
  $ 300,000  Boston Water and Sewer Commission Rev. Bonds, 3.25%, 11/1/24 (a)...................................      $   300,000
    300,000  Framingham IDA for Perina Corp., 3.60%, 9/30/05 (a)................................................          300,000
    327,000  Greenfield GOB, 5.00%, 11/15/99....................................................................          329,739
    325,000  Long Meadow GOB, 4.00%, 11/15/99...................................................................          326,225
    500,000  Massachusetts GOB Series 97, 3.25%, 8/1/15 (a).....................................................          500,000
  1,500,000  Massachusetts HEF for Capital Asset Program, 3.25%, 1/1/01 (a).....................................        1,500,000
    500,000  Massachusetts HEF for Harvard University, Series Q, 3.15%, 9/1/40 (a)..............................          500,000
    600,000  Massachusetts HEF for Partnership Healthcare System, 3.15%, 7/1/27 (a).............................          600,000
    100,000  Massachusetts HEFA Capital Asset Series D, 3.30%,1/1/35 (a)........................................          100,000
    300,000  Massachusetts HEFA Capital Assist. Program Series, G-1, 3.05%, 1/1/19 (a)..........................          300,000
  1,000,000  Massachusetts HEFA COP, 3.00%, 8/25/99.............................................................        1,000,000
    500,000  Massachusetts HEFA for Endicott College Series B, 3.15%, 10/1/18(a)................................          500,000
    500,000  Massachusetts HEFA for Hallmark Health Systems Series B, 3.15%, 7/1/27 (a).........................          500,000
  1,000,000  Massachusetts HEFA for Harvard University, 3.15%, 2/1/16 (a).......................................        1,000,000
    100,000  Massachusetts HEFA for Harvard University, 3.15%, 8/1/17 (a).......................................          100,000
    400,000  Massachusetts HEFA for Wellesley College Series B, 3.15%, 7/1/22 (a)...............................          400,000
    400,000  Massachusetts HEFA for Williams College Series E, 3.15%, 8/1/14 (a)................................          400,000
    300,000  Massachusetts IDA for KRH Rolls Project Series 1988, 3.75%, 5/1/06 (a).............................          300,000
    130,000  Massachusetts IFA for Composite Easy Day, 3.15%, 7/1/06 (a)........................................          130,000
    300,000  Massachusetts IFA for Emerson College, 3.15%, 11/1/25 (a)..........................................          300,000
    800,000  Massachusetts IFA for Gordon College Series 97, 3.15%, 12/1/27 (a).................................          800,000
    200,000  Massachusetts IFA for Governor Dummer Academy, 3.15%, 7/1/26 (a)...................................          200,000
    300,000  Massachusetts IFA for Holyoke Water Power Project, 3.20%, 5/1/22 (a)...............................          300,000
    400,000  Massachusetts IFA for Milton Academy, 3.10%, 3/1/27 (a)............................................          400,000
    800,000  Massachusetts IFA for Quemco Series B, 3.35%, 9/1/01 (a)...........................................          800,000
    800,000  Massachusetts IFA for Whitehead Institute Bio-Medical, 3.15%, 7/1/26 (a)...........................          800,000
    100,000  Massachusetts Showa Women's Institute of Boston, 3.20%, 3/15/04 (a)................................          100,000
  1,490,000  Massachusetts Turnpike Authority BAN, 5.00%, 6/1/99................................................        1,490,000
    500,000  Massachusetts Water Resource Authority, 3.05%, 4/1/28 (a)..........................................          500,000
    200,000  Massachusetts Water Resource Authority, 3.15%, 4/1/28 (a)..........................................          200,000
    230,000  Southborough GOB, 6.50%, 11/15/99..................................................................          233,360
  1,500,000  Triton Regional School District BAN, 3.50%, 4/12/00................................................        1,504,386
    781,000  Westwood GOB, 4.00%, 12/15/99......................................................................          784,747
                                                                                                                      -----------
             TOTAL INVESTMENTS (COST $17,498,457)......................................................     87.8%      17,498,457
             OTHER ASSETS, LESS LIABILITIES............................................................     12.2        2,429,834
                                                                                                           -----      -----------
             NET ASSETS................................................................................    100.0%     $19,928,291
                                                                                                           -----      -----------
                                                                                                           -----      -----------


                                        STATEMENT OF ASSETS AND LIABILITIES--MAY 31, 1999
             ASSETS
             Investments in securities, at value (cost $17,498,457).............................................      $17,498,457
             Cash...............................................................................................        2,312,098
             Accrued interest receivable........................................................................          119,919
                                                                                                                      -----------
             Total Assets.......................................................................................       19,930,474
             LIABILITIES
             Other payables and accrued expenses................................................................            2,183
                                                                                                                      -----------
             NET ASSETS.........................................................................................      $19,928,291
                                                                                                                      -----------
                                                                                                                      -----------
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 19,928,291 SHARES OF BENEFICIAL
               INTEREST, $.001 PAR VALUE OUTSTANDING............................................................            $1.00
    -----
    -----

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1999

PRINCIPAL                                                                                                               VALUE
 AMOUNT    TAX-EXEMPT OBLIGATIONS -- 98.8%                                                                            (NOTE 1)
---------  -------------------------------                                                                            ----------
 $100,000  Bruce Catholic Health, 3.10%, 5/1/18 (a).............................................................      $  100,000
  100,000  Delta EDC for Mead-Escanaba Paper E, 3.35%, 12/1/23 (a)..............................................         100,000
  100,000  Garden City Hospital Finance Authority, 3.30%, 9/1/26 (a)............................................         100,000
  100,000  Grand Rapids Water Supply System, 3.20%, 1/1/20 (a)..................................................         100,000
  100,000  Jackson EDC for Thrifty Leoni Inc. Project, 3.475%, 12/1/14 (a)......................................         100,000
  100,000  Michigan Hospital Finance Authority St. Mary Hospital of Livonia, 3.20%, 7/1/17 (a)..................         100,000
  100,000  Michigan Housing Development Authority for Laurel, 3.25%, 12/1/07 (a)................................         100,000
  100,000  Michigan Housing Development Authority Harbortown Ltd., 3.47%, 6/1/04 (a)............................         100,000
  100,000  Michigan Job Development Authority for Gordon Food Service, 3.25%, 8/1/15 (a)........................         100,000
  100,000  Michigan Job Development Authority for Hitachi Metals, 4.15%, 1/1/04 (a).............................         100,000
  100,000  Puerto Rico Highway and Transportation Auth., 3.00%, 7/1/28 (a)......................................         100,000
  100,000  Royal Oak HFA for William Beaumont Hospital, Series L, 3.35%, 1/1/27 (a).............................         100,000
                                                                                                                      ----------
           TOTAL INVESTMENTS (COST $1,200,000).........................................................     98.8%      1,200,000
           OTHER ASSETS, LESS LIABILITIES..............................................................      1.2          14,305
                                                                                                           -----      ----------
           NET ASSETS..................................................................................    100.0%     $1,214,305
                                                                                                           -----      ----------
                                                                                                           -----      ----------
           NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 1,214,305 SHARES OF BENEFICIAL
             INTEREST, $.001 PAR VALUE OUTSTANDING..............................................................           $1.00
   -----
   -----

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1999

 PRINCIPAL                                                                                                               VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS -- 99.5%                                                                           (NOTE 1)
-----------  -------------------------------                                                                          -----------
 $2,000,000  Atlantic City Pooled Loan Program, 2.90%, 7/1/26 (a)...............................................      $ 2,000,000
  1,560,000  East Orange County BAN, 4.37%, 7/1/99..............................................................        1,560,462
  2,000,000  Englewood School Qualified Temporary Notes, 3.70%, 7/16/99.........................................        2,000,237
  2,000,000  Essex County Improvement Authority, 3.15%, 12/01/25 (a)............................................        2,000,000
  1,500,000  Essex Improvement Authority for the Childrens Institute, 3.15%, 2/1/20 (a).........................        1,500,000
  2,000,000  Essex TAN, 3.50%, 11/18/99.........................................................................        2,003,174
  2,073,340  Fairfield BAN, 3.25%, 1/26/00......................................................................        2,074,587
    100,000  Monmouth BAN, 3.10%, 8/1/16 (a)....................................................................          100,000
    850,000  New Jersey EDA for A.R.C.--Volvo of Am Corp, 3.15%, 12/1/09 (a)....................................          850,000
    700,000  New Jersey EDA for Bayonne IMTT Docking Revenue Bonds, 3.25%, 12/1/27 (a)..........................          700,000
    710,000  New Jersey EDA for Economic Growth Bond, Series F, 3.10%, 8/1/14 (a)...............................          710,000
    700,000  New Jersey EDA for Market Transition Bonds, 5.00%, 7/1/99..........................................          701,014
    900,000  New Jersey EDA, 3.10%, 8/1/08 (a)..................................................................          900,000
    900,000  New Jersey EDA for St. James Preparatory School, 3.10%, 12/1/27 (a)................................          900,000
  1,005,000  New Jersey EDA for St. Peters School, Series 1995, 3.15%, 1/1/10 (a)...............................        1,005,000
  2,000,000  New Jersey EDA for Stolthaven Proj., Series A, 3.25%, 1/15/18 (a)..................................        2,000,000
    400,000  New Jersey EDA for Trailer Marine Corps Project, 3.25%, 2/1/02 (a).................................          400,000
  3,900,000  New Jersey EDA for Volvo of American Corp, 3.79%, 12/1/04 (a)......................................        3,900,000
    800,000  New Jersey EDA PCR for PSE&G Co., 3.00%, 9/1/12 (a)................................................          800,000
    385,000  New Jersey EDL for Princeton University, Series E, 4.00%, 7/1/99...................................          385,090
  1,500,000  New Jersey EFA Series A, 3.17%, 7/1/29 (a).........................................................        1,500,000
    400,000  New Jersey HCF Hospital Capital Asset Series C, 3.00%, 7/1/35 (a)..................................          400,000
  1,900,000  New Jersey Sports Expo Authority Series 92C, 3.00%, 9/01/24 (a)....................................        1,900,000
  3,700,000  New Jersey Turnpike Authority General Series 91D, 3.05%, 1/1/18 (a)................................        3,700,000
  1,400,000  Port Authority NY and NJ, Series 2, 3.25%, 5/1/19 (a)..............................................        1,400,000
    700,000  Port Authority NY and NJ, Liq. Facility, Series 5, 3.35%, 8/1/24...................................          700,000
  2,000,000  Puerto Rico COP, 3.00%, 6/7/99.....................................................................        2,000,000
  1,000,000  Vernon Board of Education Temporary Note, 3.20%, 12/3/99...........................................        1,000,589
  2,000,000  Wharton Board of Education Temporary Note, 4.00%, 8/30/99..........................................        2,001,666
                                                                                                                      -----------
             TOTAL INVESTMENTS (COST $41,091,819)......................................................     99.5%      41,091,819
             OTHER ASSETS, LESS LIABILITIES............................................................       .5          224,677
                                                                                                           -----      -----------
             NET ASSETS................................................................................    100.0%     $41,316,496
                                                                                                           -----      -----------
                                                                                                           -----      -----------
             NET ASSET VALUE PER SHARE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 41,316,496 SHARES OF
               BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING.................................................            $1.00
    -----
    -----

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1999

PRINCIPAL                                                                                                               VALUE
 AMOUNT    TAX-EXEMPT OBLIGATIONS -- 97.3%                                                                            (NOTE 1)
---------  -------------------------------                                                                            ----------
 $100,000  Claremont HEF for Mercy Health Systems, 3.20%, 12/1/21(a)............................................      $  100,000
  100,000  Columbus ERD Electric Systems Revenue Bonds, 3.65%, 9/1/09 (a).......................................         100,000
   90,000  Cuyahoga HFA for Cleveland Clinic Series A, 3.30%, 1/1/16 (a)........................................          90,000
  100,000  Cuyahoga IDA for Allen Group Project, 3.20%, 12/1/15 (a).............................................         100,000
  100,000  Franklin County Hosp. Revenue for US Health Corp., Series 96A, 3.25%, 12/1/21 (a)....................         100,000
  100,000  Franklin County Industrial Development Refunding Revenue Bonds for Kinder-Care Learning Centers
           Project, Series A, 3.60%, 6/1/02 (a).................................................................         100,000
  100,000  Lucas County EDA for Lutheran Home Society Project, 3.25%, 11/1/19 (a)...............................         100,000
  100,000  County Forum Health Obligation Group, 3.25%, 12/1/28 (a).............................................         100,000
  100,000  Ohio State Air Quality Dev. Auth. for Cincinnati Gas & Elec., 3.30%, 9/1/30 (a)......................         100,000
  100,000  Ottawa County, HFR for Luther Home of Mercy, 3.35%, 10/1/17 (a)......................................         100,000
  100,000  Port Authority of Cincinnati and Hamilton Counties for Kenwood Office Association, 3.30%,9/1/25
            (a).................................................................................................         100,000
  100,000  Sharonville IDA for Edgecomb Metals Inc., 3.25%, 11/1/09 (a).........................................         100,000
                                                                                                                      ----------
           TOTAL INVESTMENTS (COST $1,190,000).........................................................     97.3%      1,190,000
           OTHER ASSETS, LESS LIABILITIES..............................................................      2.7          32,486
                                                                                                           -----      ----------
           NET ASSETS..................................................................................    100.0%     $1,222,486
                                                                                                           -----      ----------
                                                                                                           -----      ----------
           NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 1,222,486 SHARES OF BENEFICIAL
             INTEREST, $.001 PAR VALUE OUTSTANDING..............................................................           $1.00
   -----
   -----

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST -- PENNSYLVANIA TAX-EXEMPT FUND

                     SCHEDULE OF INVESTMENTS--MAY 31, 1999

 PRINCIPAL                                                                                                               VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--92.2%                                                                             (NOTE 1)
-----------  -----------------------------                                                                            -----------
  $ 200,000  Allegheny Hosp. Dev. Auth. for Allegheny Hosp., Series B, 3.30%, 11/1/27 (a).......................      $   200,000
  1,000,000  Allegheny Hosp. Dev. Auth. for Allegheny Hosp., Series B, 4.30%, 9/1/20 (a)........................        1,000,000
    500,000  Allegheny Hosp. Dev. Auth., Childrens' Hosp. Pitt., Series B, 3.30%, 12/1/15 (a)...................          500,000
    400,000  Allegheny IDA for Longwood at Oakmont, 3.30%, 7/1/27 (a)...........................................          400,000
  1,000,000  Allegheny IDA for St. Francis Health Systems, 3.30%, 11/1/27 (a)...................................        1,000,000
    700,000  Allegheny University of Pittsburgh Project, Series 85, 3.70%, 3/1/13 (a)...........................          700,000
    700,000  Allegheny University of Pittsburgh Project, Series 85, 3.15%, 7/1/15 (a)...........................          700,000
  1,000,000  Beaver IDA, Ohio Edison Co., Series A, 3.10%, 10/1/32 (a)..........................................        1,000,000
    530,000  Bucks IDA for Edgecomb Metals Co., 3.25%, 10/1/09 (a)..............................................          530,000
    564,000  Chartier Valley IDA Bonds for 1133 Penn Ave. Associates Project, Series A, 3.30%, 8/1/07 (a).......          564,000
    285,000  Clarion IDA for Meritcare Project, Series A, 3.30%, 12/01/12 (a)...................................          285,000
  1,000,000  Delaware County IDA for Peco Energy Corp., 3.20%, 6/24/99..........................................        1,000,000
  1,000,000  Delaware Valley Regional Finance Authority Series 85, 3.20%, 12/1/20 (a)...........................        1,000,000
    600,000  Emmaus GOB Local Government Revenue Bonds, 3.25%, 12/1/28 (a)......................................          600,000
    600,000  Lehigh IDA for Allentown Airport, 3.30%, 12/1/05 (a)...............................................          600,000
    755,000  Mercersburg General Purpose Authority, 3.35%, 11/1/27 (a)..........................................          755,000
  1,000,000  Montgomery County COP, 3.10%, 7/14/99..............................................................        1,000,000
    100,000  Northeastern HEF Wyoming Valley HCS Revenue Bonds, 3.20%, 1/1/24 (a)...............................          100,000
    500,000  Pennsylvania Turnpike Authority, 7.50%, 12/1/19 (a)................................................          520,625
    585,000  Philadelphia Higher Ed. Auth. for Temple University, 3.35%, 10/1/09 (a)............................          585,000
    260,000  Philadelphia IDR for Educational Foreign MED Graduates, 3.90%, 6/1/99..............................          260,000
    200,000  Philadelphia MHR for Harbor View Tower Project, 3.30%, 11/1/27 (a).................................          200,000
    500,000  Philadelphia TRAN, 4.25%, 6/30/99..................................................................          500,235
    500,000  Sayre Health Care Facilities, 3.30%, 12/1/20 (a)...................................................          500,000
    300,000  York County for Philadelphia Electric Corp., 3.30%, 8/1/16 (a).....................................          300,000
    525,000  York County General Auth. For Pooled Fin. Prog., Ser. A, 3.25%, 9/1/26 (a).........................          525,000
    300,000  York County General Auth. For Pooled Financing Prog., 3.30%, 9/1/26 (a)............................          300,000
                                                                                                                      -----------
             TOTAL INVESTMENTS (COST $15,624,860)......................................................     92.2%      15,624,860
             OTHER ASSETS, LESS LIABILITIES............................................................      7.8        1,324,429
                                                                                                           -----      -----------
             NET ASSETS................................................................................    100.0%     $16,949,289
                                                                                                           -----      -----------
                                                                                                           -----      -----------


                                      STATEMENT OF ASSETS AND LIABILITIES--MAY 31, 1999
             ASSETS
             Investments in securities, at value (cost $15,624,860).............................................      $15,624,860
             Cash...............................................................................................        1,223,545
             Accrued Interest receivable........................................................................          102,741
                                                                                                                      -----------
             Total Assets.......................................................................................       16,951,146

             LIABILITIES
             Other payables and accrued expenses................................................................            1,857
                                                                                                                      -----------

             NET ASSETS.........................................................................................      $16,949,289
                                                                                                                      -----------
                                                                                                                      -----------

             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 16,949,289 SHARES OF BENEFICIAL
               INTEREST, $.001 PAR VALUE OUTSTANDING............................................................            $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          SECURITY TYPE ABBREVIATIONS:


BAN       --      Bond Anticipation Notes
COP       --      Certificate of Participation
CSD       --      Central School District
DAI       --      Development Authority Industrial Development
                  Refunding Bonds
EDA       --      Economic Development Authority Revenue Bonds
EDC       --      Economic Development Corporation
EFA       --      Education Facilities Authority
ERD       --      Energy Research and Development Authority
GOB       --      General Obligation Bonds
HCF       --      Health Care Facilities Revenue Bonds
HCR       --      Housing Corporation Revenue Bonds
HDC       --      Housing Development Corporation Bonds
HEF       --      Health and Educational Facilities Revenue Bonds
HEFA      --      Health & Education Facilities Authority
HFA       --      Health Facilities Authority Revenue Bonds
HFR       --      Housing Finance Revenue Bonds
IDA       --      Industrial Development Authority Revenue Bonds
IDR       --      Industrial Development Agency Revenue Bonds
IFA       --      Industrial Finance Agency Revenue Bonds
MHR       --      Multifamily Housing Revenue Bonds
PCR       --      Pollution Control Revenue Bonds
RAN       --      Revenue Anticipation Notes
RAW       --      Revenue Anticipation Warrants
TAN       --      Tax Anticipation Notes
TRAN      --      Tax & Revenue Anticipation Notes
UFSD      --      Union Free School District

------------------

(a) The interest rates, as reported on May 31, 1999, are subject to change periodically. Securities payable on demand, are collateralized by bank letters of credit or other credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                THE RESERVE FUND

                            STATEMENTS OF OPERATIONS

                        FOR THE YEAR ENDED MAY 31, 1999

                                                                                                   U.S.           U.S.
                                                                                  PRIMARY       GOVERNMENT      TREASURY
                                                                                    FUND           FUND           FUND
                                                                                ------------    -----------    -----------
INTEREST INCOME (Note 1).....................................................   $165,783,965    $36,980,516    $13,142,886
                                                                                ------------    -----------    -----------

EXPENSES (Note 2)
  Management fee.............................................................     13,863,140     3,530,115              --
  Comprehensive fee..........................................................             --            --       2,208,713
  Shareholder servicing, administration and general office expenses..........      6,948,679     1,610,476              --
  Distribution assistance....................................................      5,750,544     1,300,163         552,300
  Equipment expense..........................................................      1,262,419       195,013              --
  Occupancy costs............................................................      1,513,097       142,472              --
  Professional fees..........................................................        777,312       167,588              --
  Stationery, printing and supplies..........................................        753,602       168,522              --
  Custody fees...............................................................        157,092        35,198              --
  Trustee fees...............................................................         65,255        14,626              --
  Other......................................................................        326,856        18,057              --
                                                                                ------------    -----------    -----------
    Total Expenses before waiver.............................................     31,417,996     7,182,230       2,761,013
    Less: expenses waived....................................................             --            --        (635,127)
                                                                                ------------    -----------    -----------
    Net Expenses.............................................................     31,417,996     7,182,230       2,125,886
                                                                                ------------    -----------    -----------

NET INVESTMENT INCOME, representing net increase in
  Net Assets from Investment Operations......................................   $134,365,969    $29,798,286    $11,017,000
                                                                                ------------    -----------    -----------
                                                                                ------------    -----------    -----------

             RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

                           STATEMENTS OF OPERATIONS

                       FOR THE YEAR ENDED MAY 31, 1999

INTEREST INCOME (Note 1)...................................................................................    $12,194,696
                                                                                                               -----------

EXPENSES (Note 2)
  Management fee...........................................................................................      1,801,995
  Shareholder servicing fee................................................................................        732,644
  Distribution assistance..................................................................................        694,614
  Equipment expense........................................................................................         90,497
  Professional fees........................................................................................         92,722
  Occupancy costs..........................................................................................         69,202
  Stationery, printing and supplies........................................................................        105,528
  Trustee fees.............................................................................................          7,355
  Other expenses...........................................................................................          9,433
                                                                                                               -----------
TOTAL EXPENSES.............................................................................................      3,603,990
                                                                                                               -----------

NET INVESTMENT INCOME, representing net increase in Net Assets from Investment Operations..................    $ 8,590,706
                                                                                                               -----------
                                                                                                               -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS

                        FOR THE YEAR ENDED MAY 31, 1999

                                                           RESERVE NEW YORK
                                                           TAX-EXEMPT TRUST            RESERVE TAX-EXEMPT TRUST
                                                           ----------------    ----------------------------------------
                                                              NEW YORK         CONNECTICUT    FLORIDA     MASSACHUSETTS
                                                                FUND              FUND          FUND         FUND
                                                           ----------------    -----------    --------    -------------
INTEREST INCOME (Note 1)................................      $6,004,656       $1,470,406     $731,595      $ 832,273
                                                              ----------       -----------    --------      ---------
EXPENSES (Note 2)
  Management fee........................................         941,347          231,720      110,877        131,448
  Shareholder servicing, administration
    and general office expenses.........................         428,814           91,653       42,714         48,286
  Distribution assistance...............................         329,640           73,475       44,350          7,054
  Equipment expense.....................................          41,542           10,118        4,559          5,840
  Professional fees.....................................          48,472           12,368        5,932          7,075
  Occupancy costs.......................................          37,940            9,860        4,611          5,081
  Stationery, printing and supplies.....................          48,795           13,804        6,853          7,589
  Trustees' fee.........................................           3,831              959          480            556
  Other expenses........................................           2,314           19,482        1,378         49,967
                                                              ----------       -----------    --------      ---------
    Total Expenses......................................       1,882,695          463,439      221,754        262,896
                                                              ----------       -----------    --------      ---------

NET INVESTMENT INCOME                                         $4,121,961       $1,006,967     $509,841      $ 569,377
                                                              ----------       -----------    --------      ---------
                                                              ----------       -----------    --------      ---------


                                                                             RESERVE TAX-EXEMPT TRUST
                                                           ------------------------------------------------------------
                                                              MICHIGAN         NEW JERSEY       OHIO      PENNSYLVANIA
                                                                FUND*             FUND          FUND         FUND
                                                           ----------------    -----------    --------    -------------
INTEREST INCOME (Note 1)................................      $   17,087       $1,428,892     $ 56,009      $ 617,300
                                                              ----------       -----------    --------      ---------
EXPENSES (Note 2)
  Management fee........................................              --          225,279        8,867         94,163
  Comprehensive fee.....................................           5,663               --           --             --
  Shareholder servicing, administration
    and general office expenses.........................              --          104,788        3,064         35,875
  Distribution assistance...............................              --           85,492           54         36,193
  Equipment expense.....................................              --            9,916          422          3,955
  Professional fees.....................................              --           12,033          841          5,206
  Occupancy costs.......................................              --            9,132          300          4,112
  Stationery, printing and supplies.....................              --            2,987        1,379          6,612
  Trustees' fee.........................................              --              932           34            406
  Other expenses........................................              --               --        2,774          1,803
                                                              ----------       -----------    --------      ---------
    Total Expenses before Waivers.......................           5,663          450,559       17,735        188,325
    Expenses waived.....................................          (2,881)              --       (2,931)            --
                                                              ----------       -----------    --------      ---------
    Total Expenses after Waivers........................           2,782          450,559       14,804        188,325
                                                              ----------       -----------    --------      ---------
NET INVESTMENT INCOME...................................      $   14,305       $  978,333     $ 41,205      $ 428,975
                                                              ----------       -----------    --------      ---------
                                                              ----------       -----------    --------      ---------

------------------
* For the period December 14, 1998 (Commencement of Operations) to May 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                               PRIMARY FUND                        U.S. GOVERNMENT FUND
                                    -----------------------------------     -----------------------------------
                                      YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                     MAY 31, 1999        MAY 31, 1998        MAY 31, 1999        MAY 31, 1998
                                    ---------------     ---------------     ---------------     ---------------
INCREASE IN NET ASSETS FROM
 INVESTMENT OPERATIONS:
   Net investment income........    $   134,365,969     $   115,231,501     $    29,798,286     $    29,697,721
                                    ---------------     ---------------     ---------------     ---------------

 DIVIDENDS PAID TO SHAREHOLDERS
   FROM:
   Net investment income
     (Note 1)...................       (134,365,969)       (115,231,501)        (29,798,286)        (29,697,721)
                                    ---------------     ---------------     ---------------     ---------------

 FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00
   per share):
   Net proceeds from sale of
     shares.....................     16,224,681,639      11,543,024,341       3,450,382,930       3,252,798,210
   Dividends reinvested.........        134,365,969         115,231,501          29,798,286          29,697,721
   Cost of shares redeemed......    (15,736,604,580)    (11,054,744,831)     (3,416,454,910)     (3,241,872,625)
                                    ---------------     ---------------     ---------------     ---------------

Net increase derived from
 capital share transactions and
 from investment operations.....        622,443,028         603,511,011          63,726,306          40,623,306

NET ASSETS:
 Beginning of year..............      2,707,620,063       2,104,109,052         652,467,622         611,844,316
                                    ---------------     ---------------     ---------------     ---------------
 End of year....................    $ 3,330,063,091     $ 2,707,620,063     $   716,193,928     $   652,467,622
                                    ---------------     ---------------     ---------------     ---------------
                                    ---------------     ---------------     ---------------     ---------------

                                           U.S. TREASURY FUND
                                  ------------------------------------
                                     YEAR ENDED          YEAR ENDED
                                    MAY 31, 1999        MAY 31, 1998
                                  -----------------    ---------------
INCREASE IN NET ASSETS FROM
 INVESTMENT OPERATIONS:
   Net investment income........  $      11,017,000    $     9,908,933
                                  -----------------    ---------------
 DIVIDENDS PAID TO SHAREHOLDERS
   FROM:
   Net investment income
     (Note 1)...................        (11,017,000)        (9,908,933)
                                  -----------------    ---------------
 FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00
   per share):
   Net proceeds from sale of
     shares.....................      1,315,560,422      1,135,200,601
   Dividends reinvested.........         11,017,000          9,908,933
   Cost of shares redeemed......     (1,279,635,650)    (1,074,527,046)
                                  -----------------    ---------------
Net increase derived from
 capital share transactions and
 from investment operations.....         46,941,772         70,582,488
NET ASSETS:
 Beginning of year..............        239,760,293        169,177,805
                                  -----------------    ---------------
 End of year....................  $     286,702,065    $   239,760,293
                                  -----------------    ---------------
                                  -----------------    ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            YEAR ENDED        YEAR ENDED
                                                                                           MAY 31, 1999      MAY 31, 1998
                                                                                          --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
    Net investment income..............................................................   $    8,590,706    $    9,250,843
                                                                                          --------------    --------------
  DIVIDENDS PAID TO SHAREHOLDERS FROM:
    Net investment income (Note 1).....................................................       (8,590,706)       (9,250,843)
                                                                                          --------------    --------------
  FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share):
    Net proceeds from sale of shares...................................................    1,500,543,145     1,583,012,502
    Dividends reinvested...............................................................        8,590,706         9,250,843
    Cost of shares redeemed............................................................   (1,569,373,790)   (1,545,546,354)
                                                                                          --------------    --------------
Net increase (decrease) in net assets derived from capital share transactions and from
  investment operations................................................................      (60,239,939)       46,716,991
NET ASSETS:
  Beginning of year....................................................................      352,868,857       306,151,866
                                                                                          --------------    --------------
  End of year..........................................................................   $  292,628,918    $  352,868,857
                                                                                          --------------    --------------
                                                                                          --------------    --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                   RESERVE NEW YORK TAX-EXEMPT TRUST
                                             ---------------------------------------------
                                                             NEW YORK FUND
                                             ---------------------------------------------
                                                YEAR ENDED                   YEAR ENDED
                                               MAY 31, 1999                 MAY 31, 1998
                                             ----------------             ----------------
INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
   Net investment income.................    $      4,121,961             $      4,696,211
                                             ----------------             ----------------

 DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)........          (4,121,961)                  (4,696,211)
                                             ----------------             ----------------

 FROM CAPITAL SHARE TRANSACTIONS (at net
   asset value of $1.00 per share):
   Net proceeds from sale of shares......         727,809,717                  748,322,717
   Dividends reinvested..................           4,121,961                    4,696,211
   Cost of shares redeemed...............        (717,162,559)                (734,986,773)
                                             ----------------             ----------------
Net increase in net assets derived from
 capital share transactions and from
 investment operations...................          14,769,119                   18,032,155

NET ASSETS:
 Beginning of year.......................         171,212,239                  153,180,084
                                             ----------------             ----------------
 End of year.............................    $    185,981,358             $    171,212,239
                                             ----------------             ----------------
                                             ----------------             ----------------

                                                    RESERVE TAX-EXEMPT TRUST
                                           ------------------------------------------
                                                        CONNECTICUT FUND
                                           ------------------------------------------
                                              YEAR ENDED                YEAR ENDED
                                             MAY 31, 1999              MAY 31, 1998
                                           -----------------         ----------------
INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
   Net investment income.................  $       1,006,967         $        981,381
                                           -----------------         ----------------
 DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)........         (1,006,967)                (981,381)
                                           -----------------         ----------------
 FROM CAPITAL SHARE TRANSACTIONS (at net
   asset value of $1.00 per share):
   Net proceeds from sale of shares......        169,702,015              141,307,597
   Dividends reinvested..................          1,006,967                  981,381
   Cost of shares redeemed...............       (152,056,981)            (138,998,804)
                                           -----------------         ----------------
Net increase in net assets derived from
 capital share transactions and from
 investment operations...................         18,652,001                3,290,174
NET ASSETS:
 Beginning of year.......................         36,786,677               33,496,503
                                           -----------------         ----------------
 End of year.............................  $      55,438,678         $     36,786,677
                                           -----------------         ----------------
                                           -----------------         ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          RESERVE TAX-EXEMPT TRUST
                                                 --------------------------------------------------------------------------
                                                             FLORIDA FUND                        MASSACHUSETTS FUND
                                                 ------------------------------------    ----------------------------------
                                                    YEAR ENDED          YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                   MAY 31, 1999        MAY 31, 1998       MAY 31, 1999       MAY 31, 1998
                                                 ----------------    ----------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  INVESTMENT OPERATIONS:
   Net investment income......................   $        509,841    $        266,695    $       569,377    $       507,543
                                                 ----------------    ----------------    ---------------    ---------------

 DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1).............           (509,841)           (266,695)          (569,377)          (507,543)
                                                 ----------------    ----------------    ---------------    ---------------

 FROM CAPITAL SHARE TRANSACTIONS (at net asset
   value of $1.00 per share):
   Net proceeds from sale of shares...........        141,741,605          99,350,457         76,638,806         72,967,159
   Dividends reinvested.......................            509,841             266,695            569,377            507,543
   Cost of shares redeemed....................       (130,438,595)        (92,909,297)       (82,662,880)       (61,126,323)
                                                 ----------------    ----------------    ---------------    ---------------
Net increase (decrease) in net assets derived
 from capital share transactions and from
 investment operations........................         11,812,851           6,707,855         (5,454,697)        12,348,379

NET ASSETS:
 Beginning of year............................         10,817,239           4,109,384         25,382,988         13,034,609
                                                 ----------------    ----------------    ---------------    ---------------
 End of year..................................   $     22,630,090    $     10,817,239    $    19,928,291    $    25,382,988
                                                 ----------------    ----------------    ---------------    ---------------
                                                 ----------------    ----------------    ---------------    ---------------


                                                 MICHIGAN FUND
                                                ---------------
                                                 PERIOD ENDED
                                                MAY 31, 1999(A)
                                                ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  INVESTMENT OPERATIONS:
   Net investment income......................  $        14,305
                                                ---------------
 DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1).............          (14,305)
                                                ---------------
 FROM CAPITAL SHARE TRANSACTIONS (at net asset
   value of $1.00 per share):
   Net proceeds from sale of shares...........        2,100,000
   Dividends reinvested.......................           14,305
   Cost of shares redeemed....................         (900,000)
                                                ---------------
Net increase (decrease) in net assets derived
 from capital share transactions and from
 investment operations........................        1,214,305
NET ASSETS:
 Beginning of year............................               --
                                                ---------------
 End of year..................................  $     1,214,305
                                                ---------------
                                                ---------------

------------------

(a) For the period December 14, 1998 (Commencement of Operations) to May 31,
    1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                RESERVE TAX-EXEMPT TRUST
                                              -------------------------------------------------------------
                                                     NEW JERSEY FUND                     OHIO FUND
                                              -----------------------------     ---------------------------
                                                                YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                               YEAR ENDED        MAY 31,         MAY 31,         MAY 31,
                                              MAY 31, 1999         1998            1999          1998(B)
                                              ------------     ------------     ----------     ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
   Net investment income..................    $    978,333     $    991,619     $  41,205       $   10,949
                                              ------------     ------------     ----------      ----------

 DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1).........        (978,333)        (991,619)      (41,205)         (10,949)
                                              ------------     ------------     ----------      ----------

 FROM CAPITAL SHARE TRANSACTIONS (at net
   asset value of $1.00 per share):
   Net proceeds from sale of shares.......     223,758,247      234,261,239     2,750,308        4,357,301
   Dividends reinvested...................         978,333          991,619        41,205           10,949
   Cost of shares redeemed................    (221,020,524)    (237,104,518)    (4,075,632)     (1,861,645)
                                              ------------     ------------     ----------      ----------
Net increase (decrease) in net assets
 derived from capital share transactions
 and from investment operations...........       3,716,056       (1,851,660)    (1,284,119)      2,506,605

NET ASSETS:
 Beginning of year........................      37,600,440       39,452,100     2,506,605               --
                                              ------------     ------------     ----------      ----------
 End of year..............................    $ 41,316,496     $ 37,600,440     $1,222,486      $2,506,605
                                              ------------     ------------     ----------      ----------
                                              ------------     ------------     ----------      ----------

                                                    PENNSYLVANIA FUND
                                            ---------------------------------
                                               YEAR ENDED        PERIOD ENDED
                                                 MAY 31,           MAY 31,
                                                  1999             1998(C)
                                            -----------------    ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
   Net investment income..................  $        428,975     $    239,733
                                            -----------------    ------------
 DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1).........          (428,975)        (239,733)
                                            -----------------    ------------
 FROM CAPITAL SHARE TRANSACTIONS (at net
   asset value of $1.00 per share):
   Net proceeds from sale of shares.......        79,111,957       56,580,287
   Dividends reinvested...................           428,975          239,733
   Cost of shares redeemed................       (75,778,781)     (43,632,882)
                                            -----------------    ------------
Net increase (decrease) in net assets
 derived from capital share transactions
 and from investment operations...........         3,762,151       13,187,138
NET ASSETS:
 Beginning of year........................        13,187,138               --
                                            -----------------    ------------
 End of year..............................  $     16,949,289     $ 13,187,138
                                            -----------------    ------------
                                            -----------------    ------------

------------------

(b) For the period April 1, 1998 (Commencement of Operations) to May 31, 1998.

(c) For the period September 12, 1997 (Commencement of Operations) to May 31, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")
          RESERVE TAX-EXEMPT TRUST (CONNECTICUT, FLORIDA, INTERSTATE,
       MASSACHUSETTS, NEW JERSEY, OHIO AND PENNSYLVANIA FUNDS) ("TRUST")
       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

                         NOTES TO FINANCIAL STATEMENTS

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      The Funds/Trusts are registered under the Investment Company Act of 1940 as nondiversified, open-end management investment companies. The policies summarized below are consistently followed in the preparation of their financial statements in conformity with generally accepted accounting principles.

      A. The Fund and Trusts' authorized shares of beneficial interest are unlimited. The Fund's shares are divided into four series: Primary, U.S. Government, U.S. Treasury and the Strategist Money-Market. The Trust's shares are divided into ten series: California, California II, Connecticut, Florida, Interstate, Massachusetts, Michigan, New Jersey, Ohio and Pennsylvania Tax-Exempt Funds (collectively the "Funds"). These financial statements and notes apply to Primary, U.S. Government, U.S. Treasury Funds of the Reserve Fund; Connecticut, Florida, Interstate, Massachusetts, Michigan, New Jersey, Ohio, and Pennsylvania of Reserve Tax-Exempt Trust and to the New York Fund of Reserve New York Tax-Exempt Trust. These financial statements and notes apply to all funds mentioned above except Strategist Money-Market Fund, California and California II Tax-Exempt Funds.

      B. Securities are valued at amortized cost which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of
      (1) above or (2) the period remaining until the instrument's next rate adjustment, for purpose of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

      C. It is The Fund and Trusts' policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

      D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

      E. All Funds except U.S. Treasury and Michigan are charged only for its direct and/or allocated share of expenses (in proportion to net assets or number of shareholder accounts). Please read Note 7, "Subsequent Events", for more detail.

      F. Funds may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Funds' Board of Trustees. The Investment adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings. The Funds' custodian holds the securities subject to repurchase agreements.

(2)   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

      Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Funds, RMCI serves as the Funds' Investment Adviser subject to the direction of the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations of each Fund, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser, RMCI receives a management fee from each Fund, except U.S. Treasury Fund and Michigan, calculated at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million and .40% in excess of $2 billion of average daily net assets. For its services as Investment Adviser of the U.S. Treasury Fund and the Michigan Fund, RMCI receives a comprehensive fee, calculated at an annual rate of .80% of the Fund's average daily net assets. RMCI has voluntarily agreed to reduce the comprehensive fee of U.S. Treasury Fund to an annual rate of .60% of average net assets. Please read Note 7, "Subsequent Events", for more details.

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")
          RESERVE TAX-EXEMPT TRUST (CONNECTICUT, FLORIDA, INTERSTATE,
       MASSACHUSETTS, NEW JERSEY, OHIO AND PENNSYLVANIA FUNDS) ("TRUST")
       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      Under the current Service Agreement, RMCI is reimbursed for expenditures made by RMCI on behalf of the Trust. During the year ended May 31, 1999, RMCI was reimbursed the following amounts:

                        New York            $   611,708            New Jersey            $  139,788
                        Connecticut             158,246            Ohio                       5,883
                        Florida                  66,527            Pennsylvania              57,969
                        Massachusetts           124,394

      The Funds also reimburse RMCI for brokerage fees and commissions, interest charges, taxes and extraordinary expenses, legal fees and expenses, and the fees of the disinterested Trustees. Please read Note 7 "Subsequent Events" for more details regarding a new Investment Advisory Agreement.

      During the year ended May 31, 1999, RMCI voluntarily waived a portion of its management fee and other operating expenses from U.S. Treasury Fund, Michigan and Ohio Funds. The amounts reimbursed pursuant to the undertaking amounted to $551,812, $2,881 and $2,931 to U.S. Treasury Fund, Michigan and Ohio Funds, respectively.

      DISTRIBUTION ASSISTANCE:

      Pursuant to a Distribution Plan, each Fund, Trust and NY Trust will make payments of up to .20% per annum of the average net asset value of the Trust qualified shareholder accounts as to which the payee or RMCI has rendered assistance in distributing its shares. RMCI has voluntarily agreed to reduce the payments made by U.S. Treasury Fund to an annual rate of .17%. During the year ended May 31, 1999, RMCI voluntarily reimbursed the Fund a total of $83,315 pursuant to the undertaking.

(3)   MANAGEMENT'S USE OF ESTIMATES:

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities on the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)   INVESTMENT CONCENTRATION:

      The Trusts invest substantially all of their assets in portfolios of tax-exempt debt obligations primarily consisting of issuers in each of the respective states. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, the Trusts invest substantially in obligations backed by letters of credit, bond insurance of financial institutions, or financial guaranty assurance agencies. At May 31, 1999, the percentage invested in such obligations amounted to:

                          New York                    81%            Michigan                  99%
                          Connecticut                 69%            New Jersey                68%
                          Florida                     93%            Ohio                      89%
                          Massachusetts               64%            Pennsylvania              86%

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")
          RESERVE TAX-EXEMPT TRUST (CONNECTICUT, FLORIDA, INTERSTATE,
       MASSACHUSETTS, NEW JERSEY, OHIO AND PENNSYLVANIA FUNDS) ("TRUST")
       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

(5)   COMPONENTS OF NET ASSETS:

      At May 31, 1999, the components of each Fund and Trusts' net assets was as follows:

                                                               PRIMARY        U.S. GOVERNMENT    U.S. TREASURY     INTERSTATE
                                                            --------------    ---------------    -------------    -------------
      Par Value..........................................   $    3,330,063     $     716,194     $     286,702    $     292,629
      Paid-in-Capital....................................    3,326,733,028       715,477,734       286,415,363      292,336,289
                                                            --------------     -------------     -------------    -------------
      Net Assets.........................................   $3,330,063,091     $ 716,193,928     $ 286,702,065    $ 292,628,918
                                                            --------------     -------------     -------------    -------------
                                                            --------------     -------------     -------------    -------------

                                                               NEW YORK        CONNECTICUT          FLORIDA       MASSACHUSETTS
                                                            --------------     -------------     -------------    -------------
      Par Value..........................................   $      185,981     $      55,439     $      22,630    $      19,928
      Paid-in-Capital....................................      185,795,377        55,383,239        22,607,460       19,908,363
                                                            --------------     -------------     -------------    -------------
      Net Assets.........................................   $  185,981,358     $  55,438,678     $  22,630,090    $  19,928,291
                                                            --------------     -------------     -------------    -------------
                                                            --------------     -------------     -------------    -------------
                                                               MICHIGAN         NEW JERSEY           OHIO         PENNSYLVANIA
                                                            --------------     -------------     -------------    -------------
      Par Value..........................................   $        1,214     $      41,316     $       1,222    $      16,949
      Paid-in-Capital....................................        1,213,091        41,275,180         1,221,264       16,932,340
                                                            --------------     -------------     -------------    -------------
      Net Assets.........................................   $    1,214,305     $  41,316,496     $   1,222,486    $  16,949,289
                                                            --------------     -------------     -------------    -------------
                                                            --------------     -------------     -------------    -------------

(6)   FINANCIAL HIGHLIGHTS:

      Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods as indicated.

                                                                                   FOR FISCAL YEARS ENDED MAY 31,
                                                                      --------------------------------------------------------
                                                                        1999        1998        1997        1996        1995
                                                                      --------    --------    --------    --------    --------
      PRIMARY FUND
      Net asset value beginning of year............................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                      --------    --------    --------    --------    --------
      Net investment income from investment operations.............      .0438       .0483       .0457       .0490       .0450
      Less dividends from net investment income....................     (.0438)     (.0483)     (.0457)     (.0490)     (.0450)
                                                                      --------    --------    --------    --------    --------
      Net asset value at end of year...............................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                      --------    --------    --------    --------    --------
                                                                      --------    --------    --------    --------    --------
      Total Return.................................................      4.38%       4.83%       4.57%       4.90%       4.50%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of year (millions)............................   $3,330.1    $2,707.6    $2,104.1    $1,664.1    $1,602.5
      Ratio of expenses to average net assets......................      1.00%        .94%        .98%        .98%        .97%
      Ratio of net investment income to average net assets.........      4.26%       4.71%       4.47%       4.79%       4.42%

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")
          RESERVE TAX-EXEMPT TRUST (CONNECTICUT, FLORIDA, INTERSTATE,
       MASSACHUSETTS, NEW JERSEY, OHIO AND PENNSYLVANIA FUNDS) ("TRUST")
       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

                                                                                   FOR FISCAL YEARS ENDED MAY 31,
                                                                      --------------------------------------------------------
                                                                        1999        1998        1997        1996        1995
                                                                      --------    --------    --------    --------    --------
      U.S. GOVERNMENT FUND
      Net asset value beginning of year............................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                      --------    --------    --------    --------    --------
      Net investment income from investment operations.............      .0426       .0471       .0449       .0484       .0441
      Less dividends from net investment income....................     (.0426)     (.0471)     (.0449)     (.0484)     (.0441)
                                                                      --------    --------    --------    --------    --------
      Net asset value at end of year...............................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                      --------    --------    --------    --------    --------
                                                                      --------    --------    --------    --------    --------
      Total Return.................................................      4.26%       4.71%       4.49%       4.84%       4.41%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of year (millions)............................   $  716.2    $  652.5    $  611.8    $  568.5    $  721.8
      Ratio of expenses to average net assets......................      1.00%        .99%        .99%       1.00%        .99%
      Ratio of net investment income to average net assets.........      4.16%       4.63%       4.40%       4.75%       4.31%

      U.S.TREASURY FUND
      Net asset value beginning of year............................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                      --------    --------    --------    --------    --------
      Net investment income from investment operations.............      .0410       .0456       .0443       .0466       .0456
      Less dividends from net investment income....................     (.0410)     (.0456)     (.0443)     (.0466)     (.0456)
                                                                      --------    --------    --------    --------    --------
      Net asset value at end of year...............................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                      --------    --------    --------    --------    --------
                                                                      --------    --------    --------    --------    --------
      Total Return.................................................      4.10%       4.56%       4.43%       4.66%       4.56%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of year (millions)............................   $  286.7    $  239.8    $  169.2    $  142.8    $   95.2
      Ratio of expenses to average net assets (a)..................      1.00%        .97%        .97%        .99%        .93%
      Ratio of net investment income to average net assets.........      3.76%       4.26%       4.13%       4.33%       4.44%

      INTERSTATE TAX-EXEMPT FUND
      Net asset value, beginning of year...........................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                      --------    --------    --------    --------    --------
      Net investment income from investment operations.............      .0245       .0279       .0256       .0285       .0265
      Less dividends from net investment income....................     (.0245)     (.0279)     (.0256)     (.0285)     (.0265)
                                                                      --------    --------    --------    --------    --------
      Net asset value, end of year.................................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                      --------    --------    --------    --------    --------
                                                                      --------    --------    --------    --------    --------
      Total Return.................................................      2.45%       2.79%       2.56%       2.85%       2.65%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of year (millions)............................   $  292.6    $  352.9    $  306.2    $  292.1    $  315.2
      Ratio of expenses to average net assets......................      1.00%        .97%       1.04%       1.04%       1.00%
      Ratio of net investment income to average net assets.........      2.38%       2.75%       2.52%       2.80%       2.59%

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")
          RESERVE TAX-EXEMPT TRUST (CONNECTICUT, FLORIDA, INTERSTATE,
       MASSACHUSETTS, NEW JERSEY, OHIO AND PENNSYLVANIA FUNDS) ("TRUST")
       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

                                                                                   FOR FISCAL YEARS ENDED MAY 31,
                                                                      --------------------------------------------------------
                                                                        1999        1998        1997        1996        1995
                                                                      --------    --------    --------    --------    --------
      NEW YORK TAX-EXEMPT FUND
      Net asset value, beginning of year...........................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                      --------    --------    --------    --------    --------
      Net investment income........................................      .0222       .0268       .0247       .0276       .0253
      Less dividends from net investment income....................     (.0222)     (.0268)     (.0247)     (.0276)     (.0253)
                                                                      --------    --------    --------    --------    --------
      Net asset value, end of year.................................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                      --------    --------    --------    --------    --------
                                                                      --------    --------    --------    --------    --------
      Total Return.................................................      2.22%       2.68%       2.47%       2.76%       2.53%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of year (millions)............................   $  186.0    $  171.2    $  153.2    $  125.5    $  152.9
      Ratio of expenses to average net assets......................      1.00%        .94%       1.04%       1.04%        .98%
      Ratio of net investment income to average net assets.........      2.19%       2.63%       2.43%       2.72%       2.48%

                                                                                     FISCAL YEARS ENDED MAY 31,
                                                                      --------------------------------------------------------
                                                                        1999        1998        1997        1996        1995
                                                                      --------    --------    --------    --------    --------
      CONNECTICUT TAX-EXEMPT FUND
      Net asset value, beginning of year...........................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                      --------    --------    --------    --------    --------
      Net investment income........................................      .0221       .0267       .0243       .0266       .0254
      Less dividends from net investment income....................     (.0221)     (.0267)     (.0243)     (.0266)     (.0254)
                                                                      --------    --------    --------    --------    --------
      Net asset value, end of year.................................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                      --------    --------    --------    --------    --------
                                                                      --------    --------    --------    --------    --------
      Total Return.................................................      2.21%       2.67%       2.43%       2.66%       2.54%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of year (millions)............................   $   55.4    $   36.8    $   33.5    $   34.8    $   26.6
      Ratio of expenses to average net assets......................      1.00%        .89%        .97%       1.01%        .99%(d)
      Ratio of net investment income to average net assets.........      2.17%       2.64%       2.39%       2.61%       2.23%(d)

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")
          RESERVE TAX-EXEMPT TRUST (CONNECTICUT, FLORIDA, INTERSTATE,
       MASSACHUSETTS, NEW JERSEY, OHIO AND PENNSYLVANIA FUNDS) ("TRUST")
       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

                                                                                    FISCAL YEARS ENDED MAY 31,
                                                                      --------------------------------------------------------
                                                                        1999                    1998                  1997(B)
                                                                      --------                --------                --------
      FLORIDA TAX-EXEMPT FUND
      Net asset value, beginning of year...........................   $ 1.0000                $ 1.0000                $ 1.0000
                                                                      --------                --------                --------
      Net investment income........................................      .0237                   .0269                   .0228
      Less dividends from net investment income....................     (.0237)                 (.0269)                 (.0228)
                                                                      --------                --------                --------
      Net asset value, end of year.................................   $ 1.0000                $ 1.0000                $ 1.0000
                                                                      --------                --------                --------
                                                                      --------                --------                --------
      Total Return.................................................      2.37%                   2.69%                   2.42%(c)

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of year (millions)............................   $   22.6                $   10.8                $    4.1
      Ratio of expenses to average net assets......................      1.00%                    .94%                   1.04%(c)
      Ratio of net investment income to average net assets.........      2.30%                   2.62%                   2.39%(c)

                                                                                     FISCAL YEARS ENDED MAY 31,
                                                                      --------------------------------------------------------
                                                                        1999        1998        1997        1996        1995
                                                                      --------    --------    --------    --------    --------
      MASSACHUSETTS TAX-EXEMPT FUND
      Net asset value, beginning of year...........................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                      --------    --------    --------    --------    --------
      Net investment income........................................      .0220       .0284       .0259       .0276       .0265
      Less dividends from net investment income....................     (.0220)     (.0284)     (.0259)     (.0276)     (.0265)
                                                                      --------    --------    --------    --------    --------
      Net asset value, end of year.................................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                      --------    --------    --------    --------    --------
                                                                      --------    --------    --------    --------    --------
      Total Return.................................................      2.20%       2.84%       2.59%       2.76%       2.65%

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of year (millions)............................   $   19.9    $   25.4    $   13.0    $    9.0    $   10.2
      Ratio of expenses to average net assets......................      1.00%        .75%        .83%(d)     .89%(d)     .80%(d)
      Ratio of net investment income to average net assets.........      2.17%       2.78%       2.54%(d)    2.66%(d)    2.69%(d)

                                                      MICHIGAN TAX-
                                                       EXEMPT FUND                    NEW JERSEY TAX-EXEMPT FUND
                                                      PERIOD ENDED     --------------------------------------------------------
                                                         MAY 31,                      FISCAL YEARS ENDED MAY 31,
                                                      -------------    --------------------------------------------------------
                                                         1999(E)         1999        1998        1997        1996      1995(F)
                                                      -------------    --------    --------    --------    --------    --------
      Net asset value, beginning of period.........      $1.0000       $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                         -------       --------    --------    --------    --------    --------
      Net investment income........................        .0118          .0223       .0254       .0236       .0263       .0243
      Less dividends from net investment income....       (.0118)        (.0223)     (.0254)     (.0236)     (.0263)     (.0243)
                                                         -------       --------    --------    --------    --------    --------
      Net asset value, end of period...............      $1.0000       $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                         -------       --------    --------    --------    --------    --------
                                                         -------       --------    --------    --------    --------    --------
      Total Return.................................        2.55%(c,d)     2.23%       2.54%       2.36%       2.63%       2.43%(c)

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (millions)..........      $   1.2       $   41.3    $   37.6    $   39.5    $   41.0    $   21.6
      Ratio of expenses to average net assets......        1.00%(c,d)     1.00%        .99%       1.06%       1.04%       1.02%(c,d)
      Ratio of net investment income to to average
        net assets.................................        2.02%(c,d)     2.17%       2.50%       2.33%       2.59%       2.81%(c,d)

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")
          RESERVE TAX-EXEMPT TRUST (CONNECTICUT, FLORIDA, INTERSTATE,
       MASSACHUSETTS, NEW JERSEY, OHIO AND PENNSYLVANIA FUNDS) ("TRUST")
       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

                                                                                                        FISCAL YEAR ENDED
                                                                                                             MAY 31,
                                                                                                        ------------------
                                                                                                         1999      1998(G)
                                                                                                        -------    -------
      OHIO TAX-EXEMPT FUND
      Net asset value, beginning of period...........................................................   $1.0000    $1.0000
                                                                                                        -------    -------
      Net investment income..........................................................................     .0236      .0048
      Less dividends from net investment income......................................................    (.0236)    (.0048)
                                                                                                        -------    -------
      Net asset value, end of period.................................................................   $1.0000    $1.0000
                                                                                                        -------    -------
                                                                                                        -------    -------
      Total Return...................................................................................     2.36%      2.87%(c)

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (millions)............................................................   $   1.2    $   2.5
      Ratio of expenses to average net assets........................................................     1.00%(d)   1.00%(c)
      Ratio of net investment income to average net assets...........................................     2.16%(d)   2.86%(c)

                                                                                                           PERIOD ENDED
                                                                                                             MAY 31,
                                                                                                        ------------------
                                                                                                         1999      1998(H)
                                                                                                        -------    -------
      PENNSYLVANIA TAX-EXEMPT FUND
      Net asset value, beginning of period...........................................................   $1.0000    $1.0000
                                                                                                        -------    -------
      Net investment income..........................................................................     .0234      .0189
      Less dividends from net investment income......................................................    (.0234)    (.0189)
                                                                                                        -------    -------
      Net asset value, end of period.................................................................   $1.0000    $1.0000
                                                                                                        -------    -------
                                                                                                        -------    -------
      Total Return...................................................................................     2.34%      2.64%(c)

      RATIOS/SUPPLEMENTAL DATA
      Net asset, end of period (millions)............................................................   $  16.9    $  13.2
      Ratio of expenses to average net assets........................................................     1.00%      1.00%(c)
      Ratio of net investment income to average net assets...........................................     2.28%      2.62%(c)

---------------
(a) Net of fees and other expenses. Had RMCI not undertaken to reduce expenses, the net expense ratios would have amounted to:

                                                              NET
                                  EXPENSE                  INVESTMENT
      FISCAL YEAR                  RATIO                     INCOME
------------------------  ------------------------  ------------------------
          1999                      .77%                     3.99%
          1998                      .77%                     4.46%
          1997                      .77%                     4.33%
          1996                      .79%                     4.53%
          1995                      .68%                     4.64%

(b) From June 24, 1996 (Commencement of Operations) to May 31, 1997.

(c) Annualized.

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")
          RESERVE TAX-EXEMPT TRUST (CONNECTICUT, FLORIDA, INTERSTATE,
       MASSACHUSETTS, NEW JERSEY, OHIO AND PENNSYLVANIA FUNDS) ("TRUST")
       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


(d) Due to the voluntary waiver of certain expenses by RMCI for certain funds, the actual expense ratios and net investment income amounted to:

                                                                                 NET
                                                       EXPENSE                INVESTMENT
FUND                         FISCAL YEAR                RATIO                   INCOME
----------------------  ----------------------  ----------------------  ----------------------
Connecticut                      1995                    .89%                   2.33%
Massachusetts                    1997                    .79%                   2.58%
                                 1996                    .84%                   2.71%
                                 1995                    .69%                   2.80%

Michigan                         1999                    .49%                   2.53%
New Jersey                       1995                   1.01%                   2.82%
Ohio                             1999                    .83%                   2.32%

(e) From December 14, 1998 (Commencement of Operations) to May 31, 1999.

(f) From October 17, 1994 (Commencement of Operations) to May 31, 1995.

(g) From April 1, 1998 (Commencement of Operations) to May 31, 1998.

(h) From September 12, 1997 (Commencement of Operations) to May 31, 1998.

(7)   SUBSEQUENT EVENTS:

      On June 22, 1999, a new Investment Management Agreement between the Funds comprising Reserve Funds, Reserve New York Tax-Exempt Trust and Reserve Tax-Exempt Trust, and RMCI went into effect. Under the new Agreement, all Funds subject to a management fee converted to a comprehensive fee charged at an annual rate of .80% of each Fund's average daily net assets. The comprehensive fee is an all-inclusive fee, and the Funds no longer will be charged expenses as described in Note 2, but will not include such charges as brokerage fees and commissions, interest charges, taxes and extraordinary expenses, legal fees and expenses, and the fees of the disinterested Trustees.

9. SUPPLEMENTAL PROXY INFORMATION (UNAUDITED):

    A. THE RESERVE FUND

    The Special Meeting of Shareholders of The Reserve Fund (consisting of four
Funds: Primary Fund, U.S. Government Fund, U.S. Treasury Fund, and Strategist Money-Market Fund); was held on January 15, 1999 at the offices of The Reserve Funds, 810 Seventh Avenue, New York, NY. The meeting was adjourned until February 17, 1999, at which time it was held. The meeting was held for the following purposes:

PROPOSAL                                                                                                    WHO WILL VOTE
---------------------------------------------------------------------------------------------------------   -------------
PROPOSAL 1

To provide for the election of Trustees                                                                      Trust Vote

PROPOSAL 2

To approve new Investment Management Agreements                                                              All Funds

PROPOSAL 3

To approve amendments to the Trusts' Declaration of Trust to permit the issuance of multiple classes of
  shares                                                                                                     Trust Vote

PROPOSAL 4

To approve the following proposed amendments:

A. To amend the Declaration of Trust to eliminate the policy on pricing securities;                          Trust Vote

B. To amend the Declaration of Trust to permit non-material amendments;                                      Trust Vote


C. To amend the Declaration of Trust concerning the right to vote portfolio securities;                      Trust Vote

D. To amend the Declaration of Trust concerning termination or reorganization of the Trust;                  Trust Vote

E. To amend the Trusts' fundamental investment policy on the issuance of senior securities;                  All Funds

F. To amend the Trusts' fundamental investment policy regarding underwriting;                                All Funds

G. To change the designation of the Trusts' fundamental investment policy on investing for control of
   portfolio companies;                                                                                      All Funds

H. To eliminate the Trusts' fundamental investment policies regarding certain portfolio transactions;        All Funds

I.  To eliminate the Trusts' fundamental investment policy on investing in the securities of other
    investment companies;                                                                                    All Funds

J. To amend the Trusts' By-Laws concerning amendments thereto                                                Trust Vote

PROPOSAL 5

To approve changes to the Trusts' Fundamental Investment Policies to Permit a Master Fund/Feeder Fund
  Structure                                                                                                  All Funds

PROPOSAL 6

To approve the authorization of the Board of Trustees to appoint, replace or terminate sub-advisers recommended by the adviser or amend the terms of any sub-advisory agreement for the Funds without
  shareholder approval                                                                                       All Funds

PROPOSAL 7

To ratify the selection of PricewaterhouseCoopers LLP as independent public accountants for the fiscal
  year ending May 31, 1999; and                                                                              Trust Vote

PROPOSAL 8

To transact such other business as may properly come before the Meeting                                      Such Funds
                                                                                                             as Necessary

    A Quorum of the shares of the Trust and the Funds was present at the Meeting.

    The results of the proxy solicitation as to the Trust and the Primary, U.S. Government and U.S. Treasury Fund on the above matters were as follows:

                                                                                           VOTES WITHHELD/
(1)   Board of Trustees                        VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------          -------------          ----------------          -----------
      Bruce R. Bent                              7,168,944               --                   273,121,130                --
      Edwin Ehlert, Jr.                      2,157,908,386               --                   272,381,688                --
      Henri Emmet                            2,156,748,779               --                   273,541,295                --
      Donald Harrington                      2,158,437,954               --                   271,852,115                --
      Bruce R. Bent II                        .153,825,061               --                   276,465,013                --
      William Viklund                        2,159,301,036               --                   270,989,038                --
      Vincent Mattone                        2,158,780,203               --                   271,509,871                --
      Diana Herrmann                         2,159,085,758               --                   271,204,316                --
      Richard Bassuk                         2,159,173,949               --                   271,116,125                --

(2)   Investment Management                                                                VOTES WITHHELD/
      Agreement                                VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------           -----------             ------------            -----------
      Primary                                1,604,808,472            68,171,930                 --                  161,974,078
      US Government                            360,660,023            16,996,987                 --                   40,276,469
      US Treasury                              136,201,955             7,551,831                 --                   13,767,425

                                                                                           VOTES WITHHELD/
(3)   Multiple Classes                         VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------          -------------          ----------------          -----------
                                             2,087,080,963           124,909,797                 --                  218,597,617

                                                                                           VOTES WITHHELD/
(4)                                            VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------           -----------             ------------            -----------
(A)   Pricing Securities                     2,075,483,285           122,649,986                 --                  232,156,799
(B)   Non-material amendments                2,089,106,337           112,300,977                 --                  228,882,757
(C)   Vote portfolio securities              2,088,403,109           113,567,557                 --                  228,319,405
(D)   Termination or Reorganization          2,082,163,331           117,347,013                 --                  230,779,727
(E)   Senior securities
      Primary                                1,580,014,877            84,086,027                 --                  170,853,576
      US Government                            352,465,782            24,498,809                 --                   40,968,889
      US Treasury                              129,472,288            12,789,456                 --                   15,259,467
(F)   Underwriting
      Primary                                1,583,695,564            79,462,169                 --                  171,796,746
      US Government                            355,568,542            21,075,551                 --                   41,289,386
      US Treasury                              130,063,604            12,453,267                 --                   15,004,340
(G)   Control of portfolio companies
      Primary                                1,574,878,683            87,875,537                 --                  172,200,260
      US Government                            353,159,744            23,984,303                 --                   40,789,433
      US Treasury                              129,803,466            12,967,953                 --                   14,749,793
(H)   Portfolio transactions
      Primary                                1,572,525,764            88,364,189                 --                  174,064,526
      US Government                            352,009,599            22,601,559                 --                   43,322,322
      US Treasury                              129,008,482            14,054,112                 --                   14,458,618
(I)   Investing in investment
      companies
      Primary                                1,579,829,716            84,339,418                 --                  170,785,346
      US Government                            353,340,847            22,845,789                 --                   41,746,843
      U.S. Treasury                            129,424,162            13,284,020                 --                   14,813,030
(J)   By-Law amendments                      2,079,207,738           119,805,924                 --                  231,276,407

                                                                                           VOTES WITHHELD/
(5)   Master Fund/Feeder                       VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------           -----------             ------------            -----------
      Primary                                1,582,066,524            83,934,117                 --                  168,953,838
      US Government                            353,209,844            24,311,158                 --                   40,412,478
      US Treasury                              131,446,069            11,751,525                 --                   14,323,617

                                                                                           VOTES WITHHELD/
(6)   Trustee Authorization                    VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------           -----------             ------------            -----------
      Primary                                1,596,686,127            77,815,840                 --                  160,452,513
      US Government                            354,645,885            23,402,956                 --                   39,884,639
      US Treasury                              131,306,265            12,418,166                 --                   13,796,781

                                                                                           VOTES WITHHELD/
(7)   PricewaterhouseCoopers LLP               VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------           -----------             ------------            -----------
                                             2,175,082,027            51,660,848                 --                  203,547,195

B. RESERVE TAX-EXEMPT TRUST AND RESERVE NEW YORK TAX-EXEMPT TRUST

    The Special Meeting of Shareholders of the Reserve Tax-Exempt Trust (and seven of its Funds: California Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund and Interstate Tax-Exempt Fund) and the Reserve New York Tax-Exempt Trust (consisting of the New York Tax-Exempt Fund) was held on January 15, 1999 at the offices of The Reserve Funds, 810 Seventh Avenue, New York, NY. The meeting was adjourned until February 17, 1999, at which time it was held. The Meeting was held for the following purposes:

PROPOSAL                                                                                                    WHO WILL VOTE
---------------------------------------------------------------------------------------------------------   -------------
PROPOSAL 1

To provide for the election of Trustees                                                                      Trust Vote

PROPOSAL 2

To approve new Investment Management Agreements                                                              All Funds

PROPOSAL 3

To approve amendments to the Trusts' Declaration of Trust to permit the issuance of multiple classes of
  shares                                                                                                     Trust Vote

PROPOSAL 4

To approve the following proposed amendments:

A. To amend the Declaration of Trust to eliminate the policy on pricing securities;                          Trust Vote

B. To amend the Declaration of Trust to permit non-material amendments;                                      Trust Vote

C. To amend the Declaration of Trust concerning the right to vote portfolio securities;                      Trust Vote

D. To amend the Declaration of Trust concerning termination or reorganization of the Trust;                  Trust Vote

E. To amend the Trusts' fundamental investment policy on the issuance of senior securities;                  All Funds

F. To amend the Trusts' fundamental investment policy regarding underwriting;                                All Funds

G. To change the designation of the Trusts' fundamental investment policy on investing for control of
   portfolio companies;                                                                                      All Funds

H. To eliminate the Trusts' fundamental investment policies regarding certain portfolio transactions;        All Funds

I.  To eliminate the Trusts' fundamental investment policy on investing in the securities of other
    investment companies;                                                                                    All Funds

J. To amend the Trusts' By-Laws concerning amendments thereto                                                Trust Vote

PROPOSAL 5

To approve changes to the Trusts' Fundamental Investment Policies to Permit a Master Fund/Feeder Fund
  Structure                                                                                                  All Funds

PROPOSAL 6

To approve the authorization of the Board of Trustees to appoint, replace or terminate sub-advisers recommended by the adviser or amend the terms of any sub-advisory agreement for the Funds without
  shareholder approval                                                                                       All Funds

PROPOSAL 7

To ratify the selection of PricewaterhouseCoopers LLP as independent public accountants for the fiscal
  year ending May 31, 1999; and                                                                              Trust Vote

PROPOSAL 8
                                                                                                             Such Funds
To transact such other business as may properly come before the Meeting                                      as Necessary

    A Quorum of the shares of the Trusts and the Funds, with exception of the Reserve California Tax-Exempt Fund, was present at the Meeting.

    The results of the proxy solicitation as to the Trusts and "Single State" Tax-Exempt Funds, with the exception of The California Tax-Exempt Fund, on the above matters were as follows:

      (1)  Board of Trustees
           Reserve NY Tax-Exempt                                                           VOTES WITHHELD/
           Trust                               VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------          -------------          ----------------          -----------
           Bruce R. Bent                       319,777,868               --                    41,542,335                --
           Edwin Ehlert, Jr.                   319,681,769               --                    41,638,434                --
           Henri Emmet                         320,006,295               --                    41,313,908                --
           Donald Harrington                   319,478,161               --                    41,842,042                --
           Bruce R. Bent II                    319,816,779               --                    41,503,424                --
           William Viklund                     320,076,613               --                    41,243,590                --
           Vincent Mattone                     320,086,191               --                    41,234,012                --
           Diana Herrmann                      320,086,191               --                    41,234,012                --
           Richard Bassuk                      320,086,270               --                    41,233,933                --

           Reserve NY Tax-Exempt                                                           VOTES WITHHELD/
           Trust                               VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------           -----------             ------------            -----------
           Bruce R. Bent                        90,837,234               --                    11,168,246                --
           Edwin Ehlert, Jr.                    90,836,085               --                    11,169,395                --
           Henri Emmet                          90,832,448               --                    11,173,032                --
           Donald Harrington                    90,892,385               --                    11,113,095                --
           Bruce R. Bent II                     90,811,258               --                    11,194,222                --
           William Viklund                      90,837,034               --                    11,168,446                --
           Vincent Mattone                      90,823,666               --                    11,181,814                --
           Diana Herrmann                       90,898,328               --                    11,107,152                --
           Richard Bassuk                       90,837,324               --                    11,168,156                --

      (2)  Investment Management                                                           VOTES WITHHELD/
           Agreement                           VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------           -----------             ------------            -----------
           New York Tax-Exempt                  87,546,233             4,677,436                 --                    9,781,810
           Connecticut Tax-Exempt               21,804,925             1,309,200                 --                    5,069,770
           Florida Tax-Exempt                    7,879,620               434,940                 --                    2,715,206
           Massachusetts Tax-Exempt             15,373,663             1,291,538                 --                    2,014,004
           New Jersey Tax-Exempt                22,560,045             1,644,715                 --                    2,497,164
           Pennsylvania Tax-Exempt              17,252,873               475,311                 --                   17,728,184
           Interstate Tax-Exempt               182,755,289             8,882,072                 --                   21,236,576

                                                                                           VOTES WITHHELD/
      (3)  Multiple Classes                    VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------           -----------             ------------            -----------
           Reserve Tax-Exempt Trust            313,266,028            17,144,286                 --                   36,677,907
           Reserve New York
           Tax-Exempt Trust                     86,831,700             5,596,704                 --                    9,577,075

                                                                                           VOTES WITHHELD/
      (4)                                      VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------           -----------             ------------            -----------
(A)        Pricing Securities
           Reserve Tax-Exempt Trust            305,813,404            18,076,660                 --                   37,430,132
           Reserve New York
           Tax-Exempt Trust                     86,317,328             5,612,617                 --                   10,075,534

(B)        Non-material amendments
           Reserve Tax-Exempt Trust            307,125,146            17,340,679                 --                   36,854,371
           Reserve New York
           Tax-Exempt Trust                     87,344,332             4,489,482                 --                   10,171,664

(C)        Vote portfolio securities
           Reserve Tax-Exempt Trust            308,392,525            14,724,613                 --                   38,203,060
           Reserve New York
           Tax-Exempt Trust                     86,889,797             5,009,752                 --                   10,105,930

(D)        Termination or
           Reorganization
           Reserve Tax-Exempt Trust            307,039,997            16,546,710                 --                   37,733,490
           Reserve New York
           Tax-Exempt Trust                     87,051,833             4,800,969                 --                   10,152,677

                                                                                           VOTES WITHHELD/
                                               VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------          -------------          ----------------          -----------
(E)        Senior securities
           New York Tax-Exempt                  86,451,131             5,572,556                 --                    9,981,791
           Connecticut Tax-Exempt               21,590,697             1,345,865                 --                    5,247,333
           Florida Tax-Exempt                    7,835,909               473,905                 --                    2,719,953
           Massachusetts Tax-Exempt             15,195,684             1,439,895                 --                    2,043,626
           New Jersey Tax-Exempt                21,998,273             1,802,806                 --                    2,900,845
           Pennsylvania Tax-Exempt              17,233,803                19,070                 --                      475,311
           Interstate Tax-Exempt               178,867,593            11,011,193                 --                   22,995,151

(F)        Underwriting
           New York Tax-Exempt                  87,426,909             4,338,152                 --                   10,240,418
           Connecticut Tax-Exempt               21,589,154             1,335,568                 --                    5,259,173
           Florida Tax-Exempt                    7,824,785               485,028                 --                    2,719,953
           Massachusetts Tax-Exempt             15,218,981             1,407,566                 --                    2,052,658
           New Jersey Tax-Exempt                22,082,365             1,688,997                 --                    2,930,562
           Pennsylvania Tax-Exempt              17,252,639                   233                 --                      475,311
           Interstate Tax-Exempt               177,828,643            11,489,297                 --                   23,555,998

(G)        Control of portfolio
           companies
           New York Tax-Exempt                  87,735,894             4,784,052                 --                    9,485,532
           Connecticut Tax-Exempt               21,216,574             1,360,079                 --                    5,607,243
           Florida Tax-Exempt                    7,836,019               462,237                 --                    2,731,510
           Massachusetts Tax-Exempt             15,168,416             1,418,058                 --                    2,092,732
           New Jersey Tax-Exempt                22,040,189             1,761,537                 --                    2,900,198
           Pennsylvania Tax-Exempt              16,297,244               936,792                 --                      494,147
           Interstate Tax-Exempt               179,402,905            10,635,404                 --                   22,835,629

(H)        Portfolio transactions
           New York Tax-Exempt                  87,588,544             4,827,184                 --                    9,589,751
           Connecticut Tax-Exempt               22,255,157               286,883                 --                    5,641,854
           Florida Tax-Exempt                    7,831,413               478,401                 --                    2,719,953
           Massachusetts Tax-Exempt             15,402,392             1,256,735                 --                    2,020,079
           New Jersey Tax-Exempt                22,033,251             1,739,514                 --                    2,929,158
           Pennsylvania Tax-Exempt              17,252,639                   233                 --                      475,311
           Interstate Tax-Exempt               177,690,181            11,559,788                 --                   23,623,967

(I)        Investing in investment
           companies
           New York Tax-Exempt                  87,597,534             4,996,429                 --                    9,411,516
           Connecticut Tax-Exempt               22,303,382               256,770                 --                    5,623,744
           Florida Tax-Exempt                    7,827,059               482,754                 --                    2,719,953
           Massachusetts Tax-Exempt             15,329,389             1,329,738                 --                    2,020,079
           New Jersey Tax-Exempt                22,188,840             1,668,995                 --                    2,844,089
           Pennsylvania Tax-Exempt              16,316,080               936,792                 --                      475,311
           Interstate Tax-Exempt               178,699,225            10,856,615                 --                   23,318,097

(J)        By-Law amendments
           Reserve Tax-Exempt Trust            308,502,924            15,675,265                 --                   37,142,008
           Reserve New York
           Tax-Exempt Trust                     87,470,652             5,269,738                 --                    9,265,088

                                                                                           VOTES WITHHELD/
      (5)  Master Fund/Feeder Fund             VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------           -----------             ------------            -----------
           New York Tax-Exempt                  87,957,501             4,905,980                 --                    9,141,997
           Connecticut Tax-Exempt               21,512,476             1,390,113                 --                    5,281,306
           Florida Tax-Exempt                    8,041,624               268,190                 --                    2,719,953
           Massachusetts Tax-Exempt             15,252,268             1,413,700                 --                    2,013,237
           New Jersey Tax-Exempt                22,410,130             1,600,820                 --                    2,690,974
           Pennsylvania Tax-Exempt              17,252,639                   233                 --                      475,311
           Interstate Tax-Exempt               180,200,820             9,988,782                 --                   22,684,335

                                                                                           VOTES WITHHELD/
      (6)  Trustee Authorization               VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------          -------------          ----------------          -----------
           New York Tax-Exempt                  87,911,306             5,307,094                 --                    8,787,079
           Connecticut Tax-Exempt               21,713,811             1,427,913                 --                    5,042,171
           Florida Tax-Exempt                    8,050,917               258,896                 --                    2,719,953
           Massachusetts Tax-Exempt             15,408,976             1,256,994                 --                    2,013,236
           New Jersey Tax-Exempt                22,370,856             1,772,037                 --                    2,559,031
           Pennsylvania Tax-Exempt              16,316,314               936,558                 --                      475,311
           Interstate Tax-Exempt               182,356,800             8,576,403                 --                   21,940,734

                                                                                           VOTES WITHHELD/
      (7)  PricewaterhouseCoopers LLP          VOTES FOR            VOTES AGAINST          BROKER NON-VOTES          ABSTENTIONS
                                             -------------           -----------             ------------            -----------
           Reserve Tax-Exempt Trust            320,959,901             6,815,617                                      33,544,679
           Reserve New York
           Tax-Exempt Trust                     90,587,061             2,381,548                 --                    9,036,870

    Due to an absence of a quorum of the Reserve California Tax-Exempt Fund ("Fund"), the Chairman adjourned the Meeting with respect to this Fund until March 1, 1999. For the same reason, the Chairman subsequently adjourned the Meeting to March 5, 1999; March 15, 1999; June 1, 1999 and June 17, 1999. At June 17, 1999 Meeting, the Chairman announced that the Fund failed to reach quorum and proposals 2, 4e, 4f, 4g, 4h, 4i, 5 and 6 with respect to California Tax-Exempt Fund failed. As such, the proxy solicitation was closed as to The Fund and the Trust was closed.